UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Dynamic Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:  301-296-5100

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 60.9%
Industrials - 12.0%
3M Co.	9,156	$1,311,505
Boeing Co.	9,156	1,164,919
United Technologies Corp.	9,156	1,057,060
Caterpillar, Inc.	9,156	994,983
General Electric Co.	9,156	240,620
Total Industrials		4,769,087
Information Technology - 11.4%
Visa, Inc. — Class A	9,150	1,927,996
International Business Machines Corp.	9,156	1,659,708
Microsoft Corp.	9,154	381,722
Intel Corp.	9,156	282,920
Cisco Systems, Inc.	9,156	227,527
Total Information Technology		4,479,873
Financials - 9.6%
Goldman Sachs Group, Inc.	9,150	1,532,075
American Express Co.	9,156	868,630
Travelers Companies, Inc.	9,156	861,305
JPMorgan Chase & Co.	9,156	527,569
Total Financials		3,789,579
Consumer Discretionary - 8.0%
McDonald's Corp.	9,156	922,375
Walt Disney Co.	9,156	785,035
Home Depot, Inc.	9,156	741,270
NIKE, Inc. — Class B	9,150	709,583
Total Consumer Discretionary		3,158,263
Health Care - 6.4%
Johnson & Johnson	9,156	957,900
UnitedHealth Group, Inc.	9,156	748,503
Merck & Company, Inc.	9,156	529,675
Pfizer, Inc.	9,156	271,750
Total Health Care		2,507,828
Energy - 5.4%
Chevron Corp.	9,156	1,195,316
Exxon Mobil Corp.	9,156	921,826
Total Energy		2,117,142
Consumer Staples - 4.6%
Procter & Gamble Co.	9,156	719,570
Wal-Mart Stores, Inc.	9,156	687,341
Coca-Cola Co.	9,156	387,848
Total Consumer Staples		1,794,759
Telecommunication Services - 2.0%
Verizon Communications, Inc.	9,156	448,003
AT&T, Inc.	9,156	323,756
Total Telecommunication Services		771,759
Materials - 1.5%
EI du Pont de Nemours & Co.	9,156	599,169
Total Common Stocks
(Cost $22,430,238)		23,987,459
Total Investments - 60.9%
(Cost $22,430,238)		$23,987,459
Other Assets & Liabilities, net - 39.1%		15,376,023
Total Net Assets - 100.0%		$39,363,482

	Contracts	Unrealized Gain(Less)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $14,314,410)	171	$4,215

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2014 Dow Jones Industrial Average Index Swap, Terminating 07/29/14[1] (Notional Value $3,751,166)	223	$(9,043)
Barclays Bank plc July 2014 Dow Jones Industrial Average Index Swap, Terminating 07/31/14[1] (Notional Value $36,507,720)	2,170	(42,594)
(Total Notional Value $40,258,886)		$(51,637)

†	Value determined based on Level 1 inputs — See Note 3
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 8.3%
Credit Suisse Group issued 06/30/14 at 0.01% due 07/01/14[2]	$920,435	$920,435
Total Repurchase Agreement
(Cost $920,435)		920,435
Total Investments - 8.3%
(Cost $920,435)		$920,435
Other Assets & Liabilities, net - 91.7%		10,110,048
Total Net Assets - 100.0%		$11,030,483

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,506,780)	18	$7,676

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2014 Dow Jones Industrial Average Index Swap, Terminating 07/29/14[3] (Notional Value $10,740,346)	638	$25,891
Barclays Bank plc July 2014 Dow Jones Industrial Average Index Swap, Terminating 07/31/14[3] (Notional Value $9,731,252)	578	11,578
(Total Notional Value $20,471,598)		$37,469

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 34.6%
Farmer Mac[1]
0.09% due 07/25/14	$5,000,000	$4,999,900
0.11% due 08/01/14	5,000,000	4,999,511
Total Farmer Mac		9,999,411
Total Federal Agency Discount Notes
(Cost $9,999,199)		9,999,411
Total Investments - 34.6%
(Cost $9,999,199)		$9,999,411
Other Assets & Liabilities, net - 65.4%		18,865,853
Total Net Assets - 100.0%		$28,865,264

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $8,682,920)	113	$(99,671)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2014 NASDAQ-100 Index Swap, Terminating 07/31/14[2] (Notional Value $3,763,982)	978	$(17,105)
Goldman Sachs International July 2014 NASDAQ-100 Index Swap, Terminating 07/29/14[2] (Notional Value $7,764,598)	2,017	(46,383)
Credit Suisse Capital, LLC July 2014 NASDAQ-100 Index Swap, Terminating 07/29/14[2] (Notional Value $37,118,338)	9,642	(177,517)
(Total Notional Value $48,646,918)		$(241,005)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Total return based on NASDAQ-100 Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 59.8%
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	$13,826,381	$13,826,381
Total Repurchase Agreement
(Cost $13,826,381)		13,826,381
Total Investments - 59.8%
(Cost $13,826,381)		$13,826,381
Other Assets & Liabilities, net - 40.2%		9,286,979
Total Net Assets - 100.0%		$23,113,360

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $950,240)	8	$(14,547)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2014 Russell 2000 Index Swap, Terminating 07/29/14[2] (Notional Value $5,640,314)	4,728	$(7,090)
Barclays Bank plc July 2014 Russell 2000 Index Swap, Terminating 07/31/14[2] (Notional Value $6,327,995)	5,304	(44,983)
Credit Suisse Capital, LLC July 2014 Russell 2000 Index Swap, Terminating 07/29/14[2] (Notional Value $33,393,547)	27,992	(319,643)
(Total Notional Value $45,361,856)		$(371,716)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 24.1%
Farmer Mac[1]
0.09% due 07/25/14	$5,000,000	$4,999,900
0.11% due 08/01/14	5,000,000	4,999,526
Total Farmer Mac		9,999,426
Total Federal Agency Discount Notes
(Cost $9,999,226)		9,999,426
Total Investments - 24.1%
(Cost $9,999,226)		$9,999,426
Other Assets & Liabilities, net - 75.9%		31,511,972
Total Net Assets - 100.0%		$41,511,398

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,561,600)	16	$(8,948)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2014 S&P 500 Index Swap, Terminating 07/31/14[2] (Notional Value $219,948)	112	$(380)
Credit Suisse Capital, LLC July 2014 S&P 500 Index Swap, Terminating 07/29/14[2] (Notional Value $22,625,606)	11,542	(15,673)
Goldman Sachs International July 2014 S&P 500 Index Swap, Terminating 07/29/14[2] (Notional Value $58,910,544)	30,053	(93,161)
(Total Notional Value $81,756,098)		$(109,214)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 80.7%
Information Technology - 48.0%
Apple, Inc.	471,404	$43,807,573
Microsoft Corp.	645,812	26,930,361
Google, Inc. — Class C*	26,362	15,165,530
Google, Inc. — Class A*	22,022	12,875,603
Intel Corp.	389,187	12,025,878
Facebook, Inc. — Class A*	155,868	10,488,358
QUALCOMM, Inc.	131,958	10,451,074
Cisco Systems, Inc.	400,498	9,952,375
eBay, Inc.*	99,087	4,960,295
Baidu, Inc. ADR*	21,598	4,034,722
Texas Instruments, Inc.	84,384	4,032,711
Automatic Data Processing, Inc.	37,692	2,988,222
Adobe Systems, Inc.*	38,909	2,815,455
Yahoo!, Inc.*	78,715	2,765,258
Micron Technology, Inc.*	83,684	2,757,388
Cognizant Technology Solutions Corp. — Class A*	47,571	2,326,698
Applied Materials, Inc.	95,180	2,146,309
SanDisk Corp.	17,685	1,846,845
Intuit, Inc.	22,200	1,787,766
Western Digital Corp.	18,378	1,696,289
Broadcom Corp. — Class A	41,823	1,552,470
Seagate Technology plc	25,536	1,450,956
Avago Technologies Ltd.	19,536	1,407,960
Analog Devices, Inc.	24,561	1,328,013
NXP Semiconductor N.V.*	19,678	1,302,290
Activision Blizzard, Inc.	55,952	1,247,730
Symantec Corp.	54,074	1,238,295
Paychex, Inc.	28,438	1,181,883
Fiserv, Inc.*	19,488	1,175,516
Autodesk, Inc.*	17,786	1,002,775
Check Point Software Technologies Ltd.*	14,915	999,752
CA, Inc.	34,634	995,381
Xilinx, Inc.	20,973	992,233
NetApp, Inc.	25,899	945,831
KLA-Tencor Corp.	12,970	942,141
Linear Technology Corp.	18,498	870,701
Altera Corp.	24,494	851,411
Akamai Technologies, Inc.*	13,913	849,528
Equinix, Inc.*	3,889	817,040
NVIDIA Corp.	43,624	808,789
Citrix Systems, Inc.*	12,814	801,516
Maxim Integrated Products, Inc.	22,101	747,235
F5 Networks, Inc.*	5,918	659,502
Total Information Technology		200,023,658
Consumer Discretionary - 15.5%
Amazon.com, Inc.*	35,972	11,682,986
Comcast Corp. — Class A	167,800	9,007,503
Priceline Group, Inc.*	4,102	4,934,706
Starbucks Corp.	58,859	4,554,509
Twenty-First Century Fox, Inc. — Class A	111,635	3,923,970
DIRECTV*	39,264	3,337,833
Viacom, Inc. — Class B	29,623	2,569,203
Tesla Motors, Inc.*	9,699	2,328,342
Netflix, Inc.*	4,692	2,067,295
Wynn Resorts Ltd.	7,921	1,644,083
Sirius XM Holdings, Inc.*	471,730	1,632,186
Marriott International, Inc. — Class A	22,892	1,467,377
Charter Communications, Inc. — Class A*	8,457	1,339,420
O'Reilly Automotive, Inc.*	8,293	1,248,926
DISH Network Corp. — Class A*	17,249	1,122,565
Liberty Media Corp. — Class A*	8,164	1,115,856
TripAdvisor, Inc.*	10,150	1,102,899
Ross Stores, Inc.	16,605	1,098,089
Liberty Interactive Corp. — Class A*	36,117	1,060,395
Mattel, Inc.	26,520	1,033,484
Garmin Ltd.[1]	15,231	927,568
Bed Bath & Beyond, Inc.*	15,951	915,268
Dollar Tree, Inc.*	16,172	880,727
Discovery Communications, Inc. — Class A*	11,537	856,968
Liberty Global plc — Class A*	16,776	741,835
Expedia, Inc.	9,149	720,575
Tractor Supply Co.	10,827	653,951
Staples, Inc.	50,558	548,049
Total Consumer Discretionary		64,516,568
Health Care - 11.1%
Gilead Sciences, Inc.*	120,057	9,953,925
Amgen, Inc.	59,186	7,005,847
Biogen Idec, Inc.*	18,548	5,848,370
Celgene Corp.*	62,618	5,377,634
Express Scripts Holding Co.*	60,483	4,193,286
Alexion Pharmaceuticals, Inc.*	15,469	2,417,031
Regeneron Pharmaceuticals, Inc.*	7,734	2,184,623
Illumina, Inc.*	10,042	1,792,899
Vertex Pharmaceuticals, Inc.*	18,466	1,748,361
Mylan, Inc.*	29,222	1,506,686
Cerner Corp.*	26,846	1,384,717
Intuitive Surgical, Inc.*	3,006	1,237,871
Henry Schein, Inc.*	6,674	792,004
Catamaran Corp.*	16,168	713,979
Total Health Care		46,157,233
Consumer Staples - 3.7%
Mondelez International, Inc. — Class A	132,242	4,973,621
Costco Wholesale Corp.	34,391	3,960,468
Kraft Foods Group, Inc.	46,538	2,789,953
Keurig Green Mountain, Inc.	12,725	1,585,662
Whole Foods Market, Inc.	28,741	1,110,265
Monster Beverage Corp.*	13,060	927,652
Total Consumer Staples		15,347,621
Industrials - 1.4%
PACCAR, Inc.	27,732	1,742,402
Fastenal Co.	23,189	1,147,624
Stericycle, Inc.*	6,620	783,940
Verisk Analytics, Inc. — Class A*	13,014	781,100
CH Robinson Worldwide, Inc.	11,603	740,155
Expeditors International of Washington, Inc.	15,435	681,610
Total Industrials		5,876,831

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 80.7% (continued)
Telecommunication Services - 0.8%
Vodafone Group plc ADR	40,576	$1,354,832
VimpelCom Ltd. ADR	129,167	1,085,003
SBA Communications Corp. — Class A*	10,073	1,030,468
Total Telecommunication Services		3,470,303
Materials - 0.2%
Sigma-Aldrich Corp.	9,292	942,952
Total Common Stocks
(Cost $284,866,654)		336,335,166

	Face Amount
REPURCHASE AGREEMENT††,2 - 8.7%
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	$36,003,914	36,003,914
Total Repurchase Agreement
(Cost $36,003,914)		36,003,914
SECURITIES LENDING COLLATERAL††,3 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	118,510	118,510
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	87,323	87,323
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	4,967	4,967
Total Securities Lending Collateral
(Cost $210,800)		210,800
Total Investments - 89.5%
(Cost $321,081,368)		$372,549,880
Other Assets & Liabilities, net - 10.5%		43,903,371
Total Net Assets - 100.0%		$416,453,251

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $79,990,440)	1,041	$1,611,059

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2014 NASDAQ-100 Index Swap, Terminating 07/31/14[4] (Notional Value $385,227,256)	100,073	$2,277,856
Credit Suisse Capital, LLC July 2014 NASDAQ-100 Index Swap, Terminating 07/29/14[4] (Notional Value $22,828,629)	5,930	122,099
Goldman Sachs International July 2014 NASDAQ-100 Index Swap, Terminating 07/29/14[4] (Notional Value $7,563,872)	1,965	44,914
(Total Notional Value $415,619,757)		$2,444,869

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Financials - 10.8%
Prosperity Bancshares, Inc.	1,378	$86,263
Investors Bancorp, Inc.	7,074	78,168
CNO Financial Group, Inc.	4,303	76,594
Highwoods Properties, Inc.	1,780	74,670
RLJ Lodging Trust	2,583	74,623
LaSalle Hotel Properties	2,050	72,345
FirstMerit Corp.	3,266	64,504
MGIC Investment Corp.*	6,681	61,733
Stifel Financial Corp.*	1,292	61,177
Umpqua Holdings Corp.	3,286	58,885
Portfolio Recovery Associates, Inc.*	989	58,874
EPR Properties	1,050	58,663
First American Financial Corp.	2,104	58,469
Hancock Holding Co.	1,627	57,466
Strategic Hotels & Resorts, Inc.*	4,877	57,110
Webster Financial Corp.	1,783	56,236
Radian Group, Inc.	3,770	55,835
Sunstone Hotel Investors, Inc.	3,620	54,047
DCT Industrial Trust, Inc.	6,498	53,349
Bank of the Ozarks, Inc.	1,576	52,717
CubeSmart	2,844	52,102
Primerica, Inc.	1,081	51,726
Geo Group, Inc.	1,434	51,237
Sovran Self Storage, Inc.	650	50,213
DiamondRock Hospitality Co.	3,864	49,536
Cousins Properties, Inc.	3,918	48,778
Healthcare Realty Trust, Inc.	1,894	48,144
UMB Financial Corp.	742	47,035
Pebblebrook Hotel Trust	1,261	46,607
BancorpSouth, Inc.	1,893	46,511
Texas Capital Bancshares, Inc.*	849	45,804
Financial Engines, Inc.	1,007	45,597
Medical Properties Trust, Inc.	3,408	45,122
Washington Federal, Inc.	1,994	44,726
Lexington Realty Trust	4,057	44,668
United Bankshares, Inc.	1,364	44,098
IBERIABANK Corp.	615	42,552
Colony Financial, Inc.	1,826	42,401
Invesco Mortgage Capital, Inc.	2,430	42,185
FNB Corp.	3,281	42,062
Wintrust Financial Corp.	914	42,044
Glacier Bancorp, Inc.	1,465	41,577
Ryman Hospitality Properties, Inc.	855	41,168
First Industrial Realty Trust, Inc.	2,176	40,996
PrivateBancorp, Inc. — Class A	1,409	40,946
National Health Investors, Inc.	650	40,664
Cathay General Bancorp	1,575	40,257
Sun Communities, Inc.	807	40,221
MarketAxess Holdings, Inc.	744	40,221
Alexander & Baldwin, Inc.	961	39,834
First Financial Bankshares, Inc.	1,259	39,495
Valley National Bancorp	3,962	39,263
Susquehanna Bancshares, Inc.	3,707	39,146
EastGroup Properties, Inc.	609	39,116
RLI Corp.	848	38,821
New York REIT, Inc.	3,480	38,489
Kennedy-Wilson Holdings, Inc.	1,413	37,897
Evercore Partners, Inc. — Class A	657	37,870
Hatteras Financial Corp.	1,908	37,797
Chambers Street Properties	4,675	37,587
Mack-Cali Realty Corp.	1,749	37,569
Janus Capital Group, Inc.	2,956	36,891
American Realty Capital Healthcare Trust, Inc.	3,337	36,340
EverBank Financial Corp.	1,797	36,228
American Equity Investment Life Holding Co.	1,465	36,039
First Citizens BancShares, Inc. — Class A	147	36,015
Western Alliance Bancorporation*	1,489	35,438
New Residential Investment Corp.	5,564	35,053
Home BancShares, Inc.	1,068	35,052
Platinum Underwriters Holdings Ltd.	534	34,630
Capitol Federal Financial, Inc.	2,826	34,364
Washington Real Estate Investment Trust	1,320	34,294
Kemper Corp.	920	33,911
Symetra Financial Corp.	1,488	33,837
DuPont Fabros Technology, Inc.	1,255	33,835
CVB Financial Corp.	2,090	33,503
Altisource Portfolio Solutions S.A.*	290	33,228
First Cash Financial Services, Inc.*	576	33,172
Potlatch Corp.	800	33,120
Trustmark Corp.	1,333	32,912
PS Business Parks, Inc.	387	32,311
PennyMac Mortgage Investment Trust	1,461	32,054
Redwood Trust, Inc.	1,638	31,892
Acadia Realty Trust	1,133	31,827
Home Loan Servicing Solutions Ltd.	1,399	31,799
St. Joe Co.*	1,247	31,711
Glimcher Realty Trust	2,867	31,050
ARMOUR Residential REIT, Inc.	7,048	30,518
Chesapeake Lodging Trust	989	29,897
Old National Bancorp	2,086	29,788
Empire State Realty Trust, Inc. — Class A	1,804	29,766
MB Financial, Inc.	1,089	29,457
Altisource Residential Corp.	1,130	29,414
South State Corp.	480	29,280
International Bancshares Corp.	1,077	29,079
Parkway Properties, Inc.	1,408	29,075
Community Bank System, Inc.	801	28,996
CYS Investments, Inc.	3,194	28,810
Virtus Investment Partners, Inc.*	135	28,586
Equity One, Inc.	1,208	28,497
Hilltop Holdings, Inc.*	1,338	28,446
Pinnacle Financial Partners, Inc.	701	27,675

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Financials - 10.8%
Government Properties Income Trust	1,083	$27,497
Greenhill & Company, Inc.	556	27,383
Hudson Pacific Properties, Inc.	1,079	27,342
Selective Insurance Group, Inc.	1,106	27,340
Columbia Banking System, Inc.	1,039	27,336
Westamerica Bancorporation	515	26,924
LTC Properties, Inc.	689	26,899
Sabra Health Care REIT, Inc.	935	26,844
Hersha Hospitality Trust — Class A	3,962	26,585
WisdomTree Investments, Inc.*	2,126	26,277
Argo Group International Holdings Ltd.	512	26,168
PHH Corp.*	1,134	26,059
FelCor Lodging Trust, Inc.	2,447	25,718
BGC Partners, Inc. — Class A	3,442	25,608
Pennsylvania Real Estate Investment Trust	1,353	25,463
Northwest Bancshares, Inc.	1,872	25,403
First Midwest Bancorp, Inc.	1,486	25,307
iStar Financial, Inc.*	1,677	25,121
BBCN Bancorp, Inc.	1,573	25,089
Horace Mann Educators Corp.	802	25,079
Capstead Mortgage Corp.	1,889	24,840
Montpelier Re Holdings Ltd.	777	24,825
AmTrust Financial Services, Inc.	593	24,793
Enstar Group Ltd.*	164	24,720
STAG Industrial, Inc.	1,024	24,586
Cash America International, Inc.	553	24,570
National Penn Bancshares, Inc.	2,322	24,567
American Assets Trust, Inc.	708	24,461
Education Realty Trust, Inc.	2,273	24,412
Ambac Financial Group, Inc.*	889	24,279
HFF, Inc. — Class A	647	24,062
Union Bankshares Corp.	909	23,316
Retail Opportunity Investments Corp.	1,473	23,170
Encore Capital Group, Inc.*	505	22,937
Astoria Financial Corp.	1,705	22,932
Ramco-Gershenson Properties Trust	1,347	22,387
Franklin Street Properties Corp.	1,778	22,367
Walter Investment Management Corp.*	743	22,127
Select Income REIT	731	21,667
ViewPoint Financial Group, Inc.	790	21,259
Boston Private Financial Holdings, Inc.	1,581	21,249
NBT Bancorp, Inc.	859	20,633
Provident Financial Services, Inc.	1,190	20,611
Associated Estates Realty Corp.	1,137	20,489
BofI Holding, Inc.*	277	20,351
Starwood Waypoint Residential Trust*	775	20,313
American Capital Mortgage Investment Corp.	1,006	20,140
Sterling Bancorp	1,647	19,764
First Financial Bancorp	1,139	19,602
Investors Real Estate Trust	2,099	19,332
Park National Corp.	250	19,300
Inland Real Estate Corp.	1,726	18,347
Greenlight Capital Re Ltd. — Class A*	556	18,315
Renasant Corp.	623	18,111
Independent Bank Corp.	467	17,923
Summit Hotel Properties, Inc.	1,684	17,850
Banco Latinoamericano de Comercio Exterior S.A. — Class E	588	17,446
Third Point Reinsurance Ltd.*	1,120	17,091
First Commonwealth Financial Corp.	1,852	17,075
ICG Group, Inc.*	817	17,059
Credit Acceptance Corp.*	138	16,988
Nelnet, Inc. — Class A	408	16,903
Chemical Financial Corp.	591	16,595
Cohen & Steers, Inc.	381	16,528
Essent Group Ltd.*	821	16,494
OFG Bancorp	889	16,366
Piper Jaffray Cos.*	316	16,359
United Community Banks, Inc.	988	16,174
National Bank Holdings Corp. — Class A	808	16,112
Ashford Hospitality Trust, Inc.	1,385	15,983
WesBanco, Inc.	514	15,955
Kite Realty Group Trust	2,593	15,921
Infinity Property & Casualty Corp.	231	15,530
Alexander's, Inc.	42	15,518
Banner Corp.	388	15,376
First Potomac Realty Trust	1,156	15,167
Eagle Bancorp, Inc.*	449	15,154
First Merchants Corp.	708	14,967
Apollo Commercial Real Estate Finance, Inc.	907	14,956
AMERISAFE, Inc.	364	14,804
S&T Bancorp, Inc.	588	14,612
Altisource Asset Management Corp.*	20	14,461
Resource Capital Corp.	2,546	14,334
Wilshire Bancorp, Inc.	1,387	14,244
eHealth, Inc.*	375	14,239
Tompkins Financial Corp.	294	14,165
United Financial Bancorp, Inc.	1,041	14,106
Gramercy Property Trust, Inc.	2,320	14,036
New York Mortgage Trust, Inc.	1,789	13,972
Oritani Financial Corp.	901	13,866
City Holding Co.	307	13,852
Northfield Bancorp, Inc.	1,054	13,818
Navigators Group, Inc.*	205	13,745
CoreSite Realty Corp.	411	13,592
RAIT Financial Trust	1,627	13,455
FXCM, Inc. — Class A	895	13,389
Hanmi Financial Corp.	632	13,323
Employers Holdings, Inc.	624	13,216
WSFS Financial Corp.	179	13,187
Forestar Group, Inc.*	690	13,172

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Financials - 10.8%
Brookline Bancorp, Inc.	1,393	$13,052
Safety Insurance Group, Inc.	254	13,051
Anworth Mortgage Asset Corp.	2,526	13,034
Stewart Information Services Corp.	419	12,993
Excel Trust, Inc.	954	12,717
Terreno Realty Corp.	657	12,700
Springleaf Holdings, Inc.*	487	12,638
Rouse Properties, Inc.	731	12,507
TrustCo Bank Corp. NY	1,872	12,505
Simmons First National Corp. — Class A	317	12,487
KCG Holdings, Inc. — Class A*	1,042	12,379
Sandy Spring Bancorp, Inc.	495	12,330
Silver Bay Realty Trust Corp.	754	12,305
Flushing Financial Corp.	597	12,268
Lakeland Financial Corp.	321	12,249
National General Holdings Corp.	700	12,180
World Acceptance Corp.*	160	12,154
Maiden Holdings Ltd.	988	11,945
Investment Technology Group, Inc.*	707	11,934
American Residential Properties, Inc.*	635	11,906
United Fire Group, Inc.	405	11,875
Cardinal Financial Corp.	634	11,704
Green Dot Corp. — Class A*	615	11,673
EZCORP, Inc. — Class A*	1,010	11,666
Western Asset Mortgage Capital Corp.	821	11,634
Berkshire Hills Bancorp, Inc.	496	11,517
Chatham Lodging Trust	516	11,300
First BanCorp*	2,054	11,174
Capital Bank Financial Corp. — Class A*	472	11,144
Campus Crest Communities, Inc.	1,280	11,085
Monmouth Real Estate Investment Corp. — Class A	1,101	11,054
National Western Life Insurance Co. — Class A	44	10,974
Winthrop Realty Trust	714	10,960
State Bank Financial Corp.	636	10,755
Washington Trust Bancorp, Inc.	291	10,700
Ameris Bancorp	496	10,694
PICO Holdings, Inc.*	448	10,644
Southside Bancshares, Inc.	367	10,628
Apollo Residential Mortgage, Inc.	635	10,617
Aviv REIT, Inc.	376	10,592
AG Mortgage Investment Trust, Inc.	557	10,544
NMI Holdings, Inc. — Class A*	1,001	10,511
Universal Health Realty Income Trust	241	10,479
Community Trust Bancorp, Inc.	306	10,471
Arlington Asset Investment Corp. — Class A	381	10,413
GAMCO Investors, Inc. — Class A	125	10,381
Urstadt Biddle Properties, Inc. — Class A	493	10,294
Dime Community Bancshares, Inc.	651	10,279
Customers Bancorp, Inc.*	504	10,077
Independent Bank Group, Inc.	179	9,965
Cedar Realty Trust, Inc.	1,559	9,744
Physicians Realty Trust	677	9,742
First Interstate BancSystem, Inc. — Class A	358	9,730
First NBC Bank Holding Co.*	290	9,718
Cowen Group, Inc. — Class A*	2,281	9,626
Heritage Financial Corp.	598	9,622
Getty Realty Corp.	503	9,597
Dynex Capital, Inc.	1,082	9,576
CyrusOne, Inc.	384	9,562
TowneBank	587	9,222
Saul Centers, Inc.	187	9,088
1st Source Corp.	296	9,064
Agree Realty Corp.	296	8,948
Westwood Holdings Group, Inc.	145	8,706
FBL Financial Group, Inc. — Class A	188	8,648
Stock Yards Bancorp, Inc.	286	8,551
BancFirst Corp.	138	8,542
Ashford Hospitality Prime, Inc.	497	8,529
Tejon Ranch Co.*	263	8,466
Safeguard Scientifics, Inc.*	405	8,420
First Busey Corp.	1,433	8,326
Lakeland Bancorp, Inc.	748	8,080
Rexford Industrial Realty, Inc.	564	8,031
Universal Insurance Holdings, Inc.	615	7,977
Beneficial Mutual Bancorp, Inc.*	582	7,892
Centerstate Banks, Inc.	701	7,851
Waterstone Financial, Inc.	683	7,793
Bancorp, Inc.*	651	7,753
Bryn Mawr Bank Corp.	266	7,746
Heartland Financial USA, Inc.	313	7,740
CareTrust REIT, Inc.*	390	7,722
Peoples Financial Services Corp.	150	7,709
Mercantile Bank Corp.	335	7,665
CoBiz Financial, Inc.	705	7,593
NewStar Financial, Inc.*	531	7,466
First Financial Corp.	231	7,436
HCI Group, Inc.	182	7,389
Taylor Capital Group, Inc.*	342	7,312
Trico Bancshares	314	7,266
Flagstar Bancorp, Inc.*	397	7,186
AmREIT, Inc. — Class B	390	7,137
First Bancorp	388	7,120
Meadowbrook Insurance Group, Inc.	989	7,111
Enterprise Financial Services Corp.	389	7,025
Ares Commercial Real Estate Corp.	566	7,024
State Auto Financial Corp.	299	7,006

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Financials - 10.8%
German American Bancorp, Inc.	258	$6,987
OneBeacon Insurance Group Ltd. — Class A	447	6,946
MainSource Financial Group, Inc.	401	6,917
QTS Realty Trust, Inc. — Class A	239	6,843
Diamond Hill Investment Group, Inc.	53	6,769
Central Pacific Financial Corp.	340	6,749
Southwest Bancorp, Inc.	391	6,670
Clifton Bancorp, Inc.	525	6,652
Whitestone REIT — Class B	443	6,605
Metro Bancorp, Inc.*	283	6,543
Univest Corporation of Pennsylvania	316	6,541
BNC Bancorp	382	6,521
Financial Institutions, Inc.	278	6,511
Great Southern Bancorp, Inc.	203	6,506
HomeTrust Bancshares, Inc.*	409	6,450
Citizens, Inc.*	863	6,386
Banc of California, Inc.	583	6,355
Federal Agricultural Mortgage Corp. — Class C	204	6,340
First of Long Island Corp.	162	6,331
Tristate Capital Holdings, Inc.*	440	6,217
Ladenburg Thalmann Financial Services, Inc.*	1,973	6,215
RE/MAX Holdings, Inc. — Class A	208	6,155
International. FCStone, Inc.*	308	6,135
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	426	6,109
Park Sterling Corp.	884	5,826
OmniAmerican Bancorp, Inc.	232	5,800
Independent Bank Corp.	450	5,792
Gladstone Commercial Corp.	322	5,754
Camden National Corp.	145	5,620
Federated National Holding Co.	220	5,610
United Insurance Holdings Corp.	325	5,610
Peoples Bancorp, Inc.	212	5,607
Bridge Bancorp, Inc.	233	5,590
Crawford & Co. — Class B	554	5,584
Preferred Bank *	234	5,532
First Defiance Financial Corp.	192	5,510
Arrow Financial Corp.	209	5,421
Ladder Capital Corp. — Class A*	300	5,421
HomeStreet, Inc.	293	5,382
Bank Mutual Corp.	914	5,301
NewBridge Bancorp*	656	5,287
Hudson Valley Holding Corp.	292	5,271
Phoenix Companies, Inc.*	108	5,226
Fidelity & Guaranty Life	217	5,195
Walker & Dunlop, Inc.*	368	5,192
Suffolk Bancorp*	232	5,176
Peapack Gladstone Financial Corp.	240	5,090
One Liberty Properties, Inc.	238	5,079
First Connecticut Bancorp, Inc.	315	5,056
1st United Bancorp, Inc.	585	5,043
Bank of Marin Bancorp	110	5,015
Yadkin Financial Corp.*	266	5,011
GFI Group, Inc.	1,506	5,000
FBR & Co.*	183	4,965
Charter Financial Corp.	445	4,940
Moelis & Co.*	146	4,907
Meta Financial Group, Inc.	122	4,880
Talmer Bancorp, Inc. — Class A*	352	4,854
CNB Financial Corp.	288	4,838
Baldwin & Lyons, Inc. — Class B	186	4,825
Pacific Continental Corp.	350	4,806
Oppenheimer Holdings, Inc. — Class A	200	4,798
West Bancorporation, Inc.	315	4,797
Citizens & Northern Corp.	246	4,795
Stonegate Bank	190	4,788
Pacific Premier Bancorp, Inc.*	338	4,762
CorEnergy Infrastructure Trust, Inc.	629	4,661
Republic Bancorp, Inc. — Class A	196	4,649
Bridge Capital Holdings*	189	4,576
Manning & Napier, Inc. — Class A	265	4,574
First Community Bancshares, Inc.	318	4,557
Calamos Asset Management, Inc. — Class A	339	4,539
ConnectOne Bancorp, Inc.*	235	4,519
Penns Woods Bancorp, Inc.	94	4,427
Bank of Kentucky Financial Corp.	125	4,349
ConnectOne Bancorp, Inc.*	87	4,340
OceanFirst Financial Corp.	261	4,322
Fidelity Southern Corp.	331	4,300
Kearny Financial Corp.*	281	4,254
SWS Group, Inc.*	582	4,237
National Bankshares, Inc.	136	4,201
Franklin Financial Corp.*	193	4,188
Seacoast Banking Corporation of Florida*	385	4,185
Meridian Interstate Bancorp, Inc.*	161	4,134
Global Indemnity plc — Class A*	159	4,132
United Community Financial Corp.*	997	4,118
Owens Realty Mortgage, Inc.	211	4,104
Fox Chase Bancorp, Inc.	241	4,063
Guaranty Bancorp	292	4,059
Marcus & Millichap, Inc.*	159	4,056
BankFinancial Corp.	363	4,051
Horizon Bancorp	185	4,040
Consolidated-Tomoka Land Co.	87	3,993
Stonegate Mortgage Corp.*	283	3,948
PennyMac Financial Services, Inc. — Class A*	258	3,919
Sierra Bancorp	241	3,808
National Interstate Corp.	135	3,783
First Business Financial Services, Inc.	80	3,762
Tree.com, Inc.*	129	3,759
CU Bancorp*	197	3,757
UMH Properties, Inc.	372	3,731

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Financials - 10.8%
Ames National Corp.	160	$3,702
Armada Hoffler Properties, Inc.	380	3,678
Kansas City Life Insurance Co.	79	3,593
Gain Capital Holdings, Inc.	453	3,565
AV Homes, Inc.*	218	3,564
Territorial Bancorp, Inc.	168	3,508
Atlas Financial Holdings, Inc.*	230	3,487
Heritage Oaks Bancorp*	443	3,380
Northrim BanCorp, Inc.	132	3,375
American National Bankshares, Inc.	155	3,368
Sun Bancorp, Inc.*	833	3,340
First Bancorp, Inc.	191	3,335
Heritage Commerce Corp.	408	3,333
CatchMark Timber Trust, Inc. — Class A	241	3,294
Regional Management Corp.*	211	3,264
ESB Financial Corp.	252	3,261
MidWestOne Financial Group, Inc.	135	3,239
Merchants Bancshares, Inc.	101	3,230
MidSouth Bancorp, Inc.	161	3,202
Cascade Bancorp*	609	3,173
First Financial Northwest, Inc.	291	3,163
EMC Insurance Group, Inc.	102	3,140
Consumer Portfolio Services, Inc.*	410	3,124
Republic First Bancorp, Inc.*	613	3,090
BBX Capital Corp. — Class A*	171	3,078
Enterprise Bancorp, Inc.	148	3,053
Hallmark Financial Services, Inc.*	283	3,042
Capital City Bank Group, Inc.	208	3,022
Marlin Business Services Corp.	162	2,947
Nicholas Financial, Inc.	203	2,915
Opus Bank*	99	2,877
Trade Street Residential, Inc.	370	2,771
JGWPT Holdings, Inc. — Class A*	236	2,657
Macatawa Bank Corp.	510	2,586
Old Line Bancshares, Inc.	160	2,522
Pzena Investment Management, Inc. — Class A	219	2,444
Resource America, Inc. — Class A	261	2,440
VantageSouth Bancshares, Inc.*	409	2,434
Donegal Group, Inc. — Class A	155	2,372
Square 1 Financial, Inc. — Class A*	120	2,281
Century Bancorp, Inc. — Class A	63	2,226
CommunityOne Bancorp*	225	2,183
Independence Holding Co.	149	2,105
Heritage Insurance Holdings, Inc.*	130	1,977
Silvercrest Asset Management Group, Inc. — Class A	105	1,807
NASB Financial, Inc.	65	1,537
RCS Capital Corp. — Class A	71	1,507
Tiptree Financial, Inc.	149	1,296
Palmetto Bancshares, Inc.*	88	1,266
Hampton Roads Bankshares, Inc.*	677	1,171
CIFC Corp.	115	1,036
ServisFirst Bancshares, Inc.	10	864
Total Financials		7,943,877
Information Technology - 8.5%
Aspen Technology, Inc.*	1,821	84,495
WEX, Inc.*	761	79,883
Ultimate Software Group, Inc.*	557	76,962
FEI Co.	836	75,850
Belden, Inc.	857	66,983
Cognex Corp.*	1,719	66,010
Synaptics, Inc.*	710	64,353
SS&C Technologies Holdings, Inc.*	1,342	59,344
Tyler Technologies, Inc.*	648	59,104
MAXIMUS, Inc.	1,337	57,518
Guidewire Software, Inc.*	1,346	54,728
RF Micro Devices, Inc.*	5,650	54,184
Anixter International, Inc.	538	53,837
TriQuint Semiconductor, Inc.*	3,378	53,406
Verint Systems, Inc.*	1,062	52,091
Cavium, Inc.*	1,043	51,795
Manhattan Associates, Inc.*	1,494	51,438
Microsemi Corp.*	1,877	50,229
GT Advanced Technologies, Inc.*,1	2,690	50,034
Cornerstone OnDemand, Inc.*	1,053	48,460
Euronet Worldwide, Inc.*	1,003	48,385
Dealertrack Technologies, Inc.*	1,061	48,107
Hittite Microwave Corp.	614	47,861
OpenTable, Inc.*	461	47,761
j2 Global, Inc.	938	47,707
ViaSat, Inc.*	813	47,122
CommVault Systems, Inc.*	934	45,926
Ciena Corp.*	2,072	44,880
Fair Isaac Corp.	680	43,357
Take-Two Interactive Software, Inc.*	1,949	43,346
Compuware Corp.	4,337	43,327
Convergys Corp.	1,999	42,859
Silicon Laboratories, Inc.*	858	42,257
Electronics for Imaging, Inc.*	924	41,764
ACI Worldwide, Inc.*	748	41,761
Littelfuse, Inc.	445	41,363
Demandware, Inc.*	596	41,345
Mentor Graphics Corp.	1,916	41,328
Integrated Device Technology, Inc.*	2,635	40,737
SYNNEX Corp.*	559	40,723
Plantronics, Inc.	841	40,410
Qlik Technologies, Inc.*	1,762	39,856
International Rectifier Corp.*	1,403	39,144
Fairchild Semiconductor International, Inc. — Class A*	2,462	38,407
InterDigital, Inc.	798	38,144
Intersil Corp. — Class A	2,539	37,958

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Information Technology - 8.5%
Finisar Corp.*	1,910	$37,723
Entegris, Inc.*	2,743	37,703
Sanmina Corp.*	1,627	37,063
WebMD Health Corp. — Class A*	764	36,901
Aruba Networks, Inc.*	2,103	36,845
Sapient Corp.*	2,259	36,708
Science Applications International Corp.	827	36,520
Semtech Corp.*	1,329	34,753
Trulia, Inc.*	728	34,493
Power Integrations, Inc.	599	34,466
Polycom, Inc.*	2,732	34,232
Cypress Semiconductor Corp.	3,116	33,996
Conversant, Inc.*	1,326	33,680
Advent Software, Inc.	1,020	33,221
Acxiom Corp.*	1,522	33,012
MKS Instruments, Inc.	1,054	32,927
Envestnet, Inc.*	672	32,874
Coherent, Inc.*	493	32,622
Blackbaud, Inc.	907	32,416
CACI International, Inc. — Class A*	460	32,297
NetScout Systems, Inc.*	724	32,102
Monolithic Power Systems, Inc.	758	32,101
Rambus, Inc.*	2,243	32,075
InvenSense, Inc. — Class A*	1,399	31,743
Itron, Inc.*	780	31,629
EVERTEC, Inc.	1,296	31,415
NeuStar, Inc. — Class A*	1,184	30,808
EPAM Systems, Inc.*	697	30,494
Cardtronics, Inc.*	881	30,024
Web.com Group, Inc.*	1,021	29,476
Veeco Instruments, Inc.*	791	29,473
Blackhawk Network Holdings, Inc.*	1,039	29,321
TiVo, Inc.*	2,270	29,306
Heartland Payment Systems, Inc.	705	29,053
Plexus Corp.*	665	28,788
Methode Electronics, Inc.	748	28,581
Cirrus Logic, Inc.*	1,228	27,925
Proofpoint, Inc.*	725	27,159
Benchmark Electronics, Inc.*	1,060	27,009
Measurement Specialties, Inc.*	309	26,596
Vistaprint N.V.*	655	26,501
Ubiquiti Networks, Inc.*	586	26,481
iGATE Corp.*	723	26,310
OSI Systems, Inc.*	394	26,300
Syntel, Inc.*	305	26,218
PMC-Sierra, Inc.*	3,422	26,041
MicroStrategy, Inc. — Class A*	183	25,733
Universal Display Corp.*	799	25,648
NETGEAR, Inc.*	725	25,208
Spansion, Inc. — Class A*	1,193	25,137
ADTRAN, Inc.	1,109	25,019
Unisys Corp.*	1,005	24,864
Insight Enterprises, Inc.*	805	24,746
Shutterstock, Inc.*	298	24,728
Synchronoss Technologies, Inc.*	697	24,367
comScore, Inc.*	686	24,339
Progress Software Corp.*	1,010	24,280
OmniVision Technologies, Inc.*	1,100	24,178
Fusion-io, Inc.*	2,134	24,114
FleetMatics Group plc*	741	23,964
Rogers Corp.*	356	23,621
Tessera Technologies, Inc.	1,053	23,250
Bankrate, Inc.*	1,325	23,241
Bottomline Technologies de, Inc.*	776	23,218
RealPage, Inc.*	1,021	22,952
LogMeIn, Inc.*	483	22,517
Infinera Corp.*	2,420	22,264
Monotype Imaging Holdings, Inc.	782	22,029
Gogo, Inc.*	1,105	21,614
Cabot Microelectronics Corp.*	480	21,432
Cray, Inc.*	801	21,307
ScanSource, Inc.*	559	21,287
Diodes, Inc.*	724	20,967
NIC, Inc.	1,288	20,415
MTS Systems Corp.	299	20,260
SPS Commerce, Inc.*	315	19,905
Constant Contact, Inc.*	615	19,748
Lattice Semiconductor Corp.*	2,325	19,181
ExlService Holdings, Inc.*	645	18,995
Amkor Technology, Inc.*	1,686	18,849
Interactive Intelligence Group, Inc.*	330	18,523
Virtusa Corp.*	517	18,509
CSG Systems International, Inc.	677	17,676
Ambarella, Inc.*	562	17,523
Sonus Networks, Inc.*	4,850	17,412
QLogic Corp.*	1,724	17,395
Super Micro Computer, Inc.*	684	17,285
Ellie Mae, Inc.*	553	17,215
Sykes Enterprises, Inc.*	781	16,971
FARO Technologies, Inc.*	342	16,799
Applied Micro Circuits Corp.*	1,542	16,669
Xoom Corp.*	610	16,080
Blucora, Inc.*	831	15,681
Advanced Energy Industries, Inc.*	808	15,554
Ruckus Wireless, Inc.*	1,284	15,292
CalAmp Corp.*	706	15,292
Badger Meter, Inc.	288	15,163
II-VI, Inc.*	1,038	15,009
VirnetX Holding Corp.*,1	840	14,792
BroadSoft, Inc.*	560	14,778
Pegasystems, Inc.	699	14,763
Marketo, Inc.*	503	14,627
Newport Corp.*	788	14,578
Fabrinet*	696	14,338
Brooks Automation, Inc.	1,323	14,249
ManTech International Corp. — Class A	477	14,081
Harmonic, Inc.*	1,874	13,980
Infoblox, Inc.*	1,059	13,926
AVG Technologies N.V.*	684	13,769
Rofin-Sinar Technologies, Inc.*	552	13,270

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Information Technology - 8.5%
Perficient, Inc.*	679	$13,220
Ixia*	1,138	13,007
PDF Solutions, Inc.*	600	12,732
Kofax Ltd.*	1,469	12,633
CTS Corp.	663	12,398
Ultratech, Inc.*	552	12,243
PROS Holdings, Inc.*	461	12,189
Comverse, Inc.*	443	11,819
Monster Worldwide, Inc.*	1,794	11,733
Move, Inc.*	784	11,595
Checkpoint Systems, Inc.*	827	11,570
Global Cash Access Holdings, Inc.*	1,298	11,552
Park Electrochemical Corp.	409	11,538
Imperva, Inc.*	440	11,519
Tangoe, Inc.*	763	11,491
Comtech Telecommunications Corp.	302	11,274
Rocket Fuel, Inc.*	359	11,161
Cass Information Systems, Inc.	225	11,133
LivePerson, Inc.*	1,074	10,901
Callidus Software, Inc.*	909	10,853
ChannelAdvisor Corp.*	409	10,781
Photronics, Inc.*	1,212	10,423
Qualys, Inc.*	400	10,268
Angie's List, Inc.*	854	10,197
EnerNOC, Inc.*	536	10,157
Cvent, Inc.*	349	10,152
RealD, Inc.*	794	10,131
TeleTech Holdings, Inc.*	346	10,031
Micrel, Inc.	883	9,960
Digital River, Inc.*	645	9,952
SciQuest, Inc.*	545	9,641
Stamps.com, Inc.*	283	9,534
Global Eagle Entertainment, Inc.*	756	9,374
E2open, Inc.*	453	9,364
Silver Spring Networks, Inc.*	693	9,238
Endurance International Group Holdings, Inc.*	598	9,143
Gigamon, Inc.*	477	9,130
FormFactor, Inc.*	1,095	9,110
Inphi Corp.*	614	9,014
Emulex Corp.*	1,572	8,960
Maxwell Technologies, Inc.*	592	8,957
Daktronics, Inc.	745	8,880
Glu Mobile, Inc.*	1,776	8,880
Integrated Silicon Solution, Inc.*	596	8,803
TTM Technologies, Inc.*	1,073	8,799
Textura Corp.*	372	8,794
Exar Corp.*	772	8,724
Xcerra Corp.*	952	8,663
Eastman Kodak Co.*	353	8,638
Ebix, Inc.	603	8,629
Epiq Systems, Inc.	610	8,571
Nanometrics, Inc.*	467	8,523
MoneyGram International, Inc.*	573	8,440
Extreme Networks, Inc.*	1,900	8,436
Liquidity Services, Inc.*	522	8,227
ShoreTel, Inc.*	1,235	8,052
Forrester Research, Inc.	212	8,031
ServiceSource International, Inc.*	1,351	7,836
Bazaarvoice, Inc.*	988	7,795
Silicon Image, Inc.*	1,545	7,787
Marchex, Inc. — Class B	644	7,741
GSI Group, Inc.*	599	7,625
Internap Network Services Corp.*	1,076	7,586
CIBER, Inc.*	1,535	7,583
Lionbridge Technologies, Inc.*	1,276	7,579
EarthLink Holdings Corp.	2,023	7,526
Millennial Media, Inc.*	1,484	7,405
Mercury Systems, Inc.*	651	7,382
Jive Software, Inc.*	841	7,157
Black Box Corp.	305	7,149
Immersion Corp.*	557	7,085
Violin Memory, Inc.*	1,586	7,026
Intralinks Holdings, Inc.*	779	6,925
VASCO Data Security International, Inc.*	584	6,774
Calix, Inc.*	820	6,708
Applied Optoelectronics, Inc.*	287	6,658
Brightcove, Inc.*	630	6,640
Silicon Graphics International Corp.*	685	6,590
XO Group, Inc.*	534	6,525
Rudolph Technologies, Inc.*	654	6,462
DTS, Inc.*	337	6,204
Oplink Communications, Inc.*	362	6,143
CEVA, Inc.*	411	6,070
Marin Software, Inc.*	512	6,026
ePlus, Inc.*	103	5,995
IXYS Corp.	485	5,975
GrubHub, Inc.*	167	5,913
Entropic Communications, Inc.*	1,750	5,828
Dice Holdings, Inc.*	761	5,791
Luxoft Holding, Inc.*	156	5,625
QuickLogic Corp.*	1,086	5,615
Dot Hill Systems Corp.*	1,182	5,555
MaxLinear, Inc. — Class A*	550	5,539
Nimble Storage, Inc.*	180	5,530
Electro Rent Corp.	328	5,487
Wix.com Ltd.*	271	5,377
Rally Software Development Corp.*	490	5,336
Cohu, Inc.	498	5,329
MA-COM Technology Solutions Holdings, Inc.*	236	5,305
Quantum Corp.*	4,328	5,280
Ultra Clean Holdings, Inc.*	580	5,249
NVE Corp.*	94	5,225
Seachange International, Inc.*	648	5,190
PLX Technology, Inc.*	800	5,176
KEMET Corp.*	895	5,146
Bel Fuse, Inc. — Class B	193	4,954
Barracuda Networks, Inc.*	158	4,901

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Information Technology - 8.5%
Computer Task Group, Inc.	297	$4,889
American Software, Inc. — Class A	488	4,821
Vringo, Inc.*	1,407	4,812
Digi International, Inc.*	500	4,710
Rubicon Technology, Inc.*	519	4,541
Alliance Fiber Optic Products, Inc.	248	4,489
Benefitfocus, Inc.*	97	4,483
Axcelis Technologies, Inc.*	2,193	4,386
Control4 Corp.*	221	4,323
Actuate Corp.*	906	4,322
Unwired Planet, Inc.*	1,934	4,313
Mesa Laboratories, Inc.	51	4,282
Model N, Inc.*	385	4,254
Kopin Corp.*	1,300	4,238
Carbonite, Inc.*	353	4,225
Demand Media, Inc.*	862	4,155
Digimarc Corp.	127	4,140
Vishay Precision Group, Inc.*	251	4,131
Aeroflex Holding Corp.*	392	4,116
Procera Networks, Inc.*	406	4,097
Rosetta Stone, Inc.*	421	4,092
Agilysys, Inc.*	290	4,083
Oclaro, Inc.*	1,846	4,061
KVH Industries, Inc.*	310	4,039
Zix Corp.*	1,174	4,015
Pericom Semiconductor Corp.*	440	3,978
Zendesk, Inc.*	226	3,928
Alpha & Omega Semiconductor Ltd.*	421	3,903
Sapiens International Corporation N.V.*	484	3,872
Datalink Corp.*	386	3,860
PRGX Global, Inc.*	597	3,815
QuinStreet, Inc.*	689	3,796
Peregrine Semiconductor Corp.*	549	3,766
Intevac, Inc.*	470	3,765
PC Connection, Inc.	182	3,764
Cinedigm Corp. — Class A*	1,510	3,760
DSP Group, Inc.*	441	3,744
Clearfield, Inc.*	220	3,694
Tessco Technologies, Inc.	115	3,649
Limelight Networks, Inc.*	1,192	3,648
Speed Commerce, Inc.*	959	3,587
RealNetworks, Inc.*	452	3,449
CUI Global, Inc.*	410	3,444
Cascade Microtech, Inc.*	250	3,415
Reis, Inc.	160	3,373
Numerex Corp. — Class A*	289	3,321
Tremor Video, Inc.*	702	3,313
Electro Scientific Industries, Inc.	486	3,310
Vitesse Semiconductor Corp.*	953	3,288
Audience, Inc.*	274	3,277
A10 Networks, Inc.*	246	3,272
Guidance Software, Inc.*	354	3,228
TeleCommunication Systems, Inc. — Class A*	949	3,122
Information Services Group, Inc.*	640	3,078
Telenav, Inc.*	532	3,027
Varonis Systems, Inc.*	102	2,959
Hackett Group, Inc.	495	2,955
Mavenir Systems, Inc.*	195	2,954
TechTarget, Inc.*	325	2,867
Travelzoo, Inc.*	146	2,825
ParkerVision, Inc.*,1	1,905	2,819
GTT Communications, Inc.*	276	2,818
OPOWER, Inc.*	149	2,809
ModusLink Global Solutions, Inc.*	733	2,741
Everyday Health, Inc.*	147	2,717
Q2 Holdings, Inc.*	190	2,709
Amber Road, Inc.*	167	2,694
QAD, Inc. — Class A	121	2,580
Higher One Holdings, Inc.*	666	2,537
TrueCar, Inc.*	149	2,202
Cyan, Inc.*	540	2,176
YuMe, Inc.*	357	2,106
Rubicon Project, Inc. (The)*	160	2,054
Borderfree, Inc.*	120	1,988
Park City Group, Inc.*	182	1,982
Multi-Fineline Electronix, Inc.*	176	1,943
Paycom Software, Inc.*	129	1,882
Five9, Inc.*	242	1,742
Care.com, Inc.*	132	1,671
Aerohive Networks, Inc.*	190	1,562
Viasystems Group, Inc.*	97	1,056
Covisint Corp.*	148	719
Total Information Technology		6,187,502
Industrials - 6.6%
Esterline Technologies Corp.*	631	72,640
Teledyne Technologies, Inc.*	741	72,002
HEICO Corp.	1,308	67,938
Generac Holdings, Inc.*	1,355	66,042
Woodward, Inc.	1,305	65,486
Moog, Inc. — Class A*	881	64,216
EnerSys	929	63,905
Curtiss-Wright Corp.	949	62,216
CLARCOR, Inc.	995	61,542
EMCOR Group, Inc.	1,330	59,226
Deluxe Corp.	989	57,936
JetBlue Airways Corp.*	4,908	53,253
Watsco, Inc.	507	52,098
Chart Industries, Inc.*	600	49,644
Actuant Corp. — Class A	1,399	48,363
Civeo Corp.*	1,850	46,306
Corporate Executive Board Co.	663	45,229
Mobile Mini, Inc.	923	44,202
Polypore International, Inc.*	890	42,480
Swift Transportation Co. — Class A*	1,680	42,387
Harsco Corp.	1,589	42,315
Applied Industrial Technologies, Inc.	828	42,003
Rexnord Corp.*	1,481	41,690
DigitalGlobe, Inc.*	1,489	41,394

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Industrials - 6.6%
Barnes Group, Inc.	1,074	$41,392
Healthcare Services Group, Inc.	1,387	40,833
Hillenbrand, Inc.	1,237	40,351
On Assignment, Inc.*	1,071	38,094
Franklin Electric Company, Inc.	942	37,991
Advisory Board Co.*	727	37,658
MasTec, Inc.*	1,220	37,600
Hub Group, Inc. — Class A*	730	36,792
Proto Labs, Inc.*	448	36,700
Herman Miller, Inc.	1,174	35,502
Orbital Sciences Corp.*	1,195	35,312
Tetra Tech, Inc.	1,284	35,309
HNI Corp.	891	34,847
Watts Water Technologies, Inc. — Class A	559	34,507
TriMas Corp.*	893	34,050
WageWorks, Inc.*	695	33,506
MSA Safety, Inc.	578	33,223
Mueller Industries, Inc.	1,123	33,027
EnPro Industries, Inc.*	448	32,776
Huron Consulting Group, Inc.*	461	32,648
Masonite International Corp.*	580	32,631
United Stationers, Inc.	781	32,388
Beacon Roofing Supply, Inc.*	977	32,358
Greenbrier Companies, Inc.*	548	31,565
Allegiant Travel Co. — Class A	268	31,562
UniFirst Corp.	293	31,058
FTI Consulting, Inc.*	804	30,407
XPO Logistics, Inc.*	1,038	29,708
ABM Industries, Inc.	1,100	29,677
TAL International Group, Inc.	666	29,544
Simpson Manufacturing Company, Inc.	811	29,488
Forward Air Corp.	614	29,380
RBC Bearings, Inc.	456	29,207
Korn/Ferry International*	984	28,900
Brady Corp. — Class A	945	28,227
Knight Transportation, Inc.	1,181	28,073
Granite Construction, Inc.	776	27,920
Tennant Co.	359	27,399
Mueller Water Products, Inc. — Class A	3,141	27,138
Brink's Co.	953	26,894
CIRCOR International, Inc.	348	26,841
Meritor, Inc.*	1,932	25,193
Steelcase, Inc. — Class A	1,633	24,707
Interface, Inc. — Class A	1,311	24,699
General Cable Corp.	957	24,557
GrafTech International Ltd.*	2,322	24,288
Scorpio Bulkers, Inc.*	2,663	23,702
Raven Industries, Inc.	714	23,662
Rush Enterprises, Inc. — Class A*	681	23,610
Werner Enterprises, Inc.	884	23,435
Tutor Perini Corp.*	737	23,392
AZZ, Inc.	503	23,179
Kaman Corp.	542	23,160
Heartland Express, Inc.	1,068	22,791
Matson, Inc.	847	22,733
Aircastle Ltd.	1,279	22,728
GenCorp, Inc.*	1,182	22,576
H&E Equipment Services, Inc.*	617	22,422
TrueBlue, Inc.*	811	22,359
ArcBest Corp.	510	22,190
AAR Corp.	784	21,607
Primoris Services Corp.	745	21,486
Saia, Inc.*	489	21,482
Lindsay Corp.	253	21,371
US Ecology, Inc.	430	21,049
Albany International Corp. — Class A	554	21,030
Dycom Industries, Inc.*	665	20,821
Wesco Aircraft Holdings, Inc.*	1,028	20,519
G&K Services, Inc. — Class A	393	20,464
West Corp.	756	20,261
Apogee Enterprises, Inc.	579	20,184
Encore Wire Corp.	406	19,910
Altra Industrial Motion Corp.	537	19,541
DXP Enterprises, Inc.*	257	19,414
Wabash National Corp.*	1,356	19,323
Universal Forest Products, Inc.	396	19,115
Exponent, Inc.	257	19,046
Trex Company, Inc.*	659	18,992
Briggs & Stratton Corp.	926	18,946
Standex International Corp.	251	18,694
McGrath RentCorp	508	18,669
UTI Worldwide, Inc.	1,802	18,633
RPX Corp.*	1,049	18,620
AAON, Inc.	554	18,570
Atlas Air Worldwide Holdings, Inc.*	498	18,351
ESCO Technologies, Inc.	528	18,290
Federal Signal Corp.	1,241	18,181
Cubic Corp.	405	18,027
John Bean Technologies Corp.	579	17,943
Hyster-Yale Materials Handling, Inc.	202	17,885
Sun Hydraulics Corp.	434	17,620
Acacia Research Corp.	989	17,555
Astronics Corp.*	309	17,443
Aegion Corp. — Class A*	749	17,429
YRC Worldwide, Inc.*	613	17,231
Navigant Consulting, Inc.*	965	16,839
Textainer Group Holdings Ltd.	430	16,607
Knoll, Inc.	953	16,515
Team, Inc.*	402	16,490
Thermon Group Holdings, Inc.*	625	16,450
Astec Industries, Inc.	368	16,148
Navios Maritime Holdings, Inc.	1,570	15,888
Nortek, Inc.*	174	15,618
Roadrunner Transportation Systems, Inc.*	552	15,511
Plug Power, Inc.*	3,300	15,444
Insperity, Inc.	447	14,751
Titan International, Inc.	874	14,701
ACCO Brands Corp.*	2,248	14,410
Taser International, Inc.*	1,059	14,085

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Industrials - 6.6%
ICF International, Inc.*	394	$13,932
Blount International, Inc.*	980	13,828
Quanex Building Products Corp.	741	13,242
Engility Holdings, Inc.*	346	13,238
Gorman-Rupp Co.	367	12,981
American Railcar Industries, Inc.	186	12,605
SkyWest, Inc.	1,005	12,281
Hawaiian Holdings, Inc.*	890	12,202
Quad Graphics, Inc.	545	12,192
Powell Industries, Inc.	186	12,161
Aerovironment, Inc.*	377	11,989
Comfort Systems USA, Inc.	744	11,755
Kforce, Inc.	541	11,713
Kimball International, Inc. — Class B	680	11,370
L.B. Foster Co. — Class A	203	10,986
American Science & Engineering, Inc.	154	10,717
Republic Airways Holdings, Inc.*	985	10,677
NCI Building Systems, Inc.*	549	10,667
Columbus McKinnon Corp.	392	10,604
MYR Group, Inc.*	416	10,537
FuelCell Energy, Inc.*,1	4,356	10,454
Marten Transport Ltd.	465	10,393
Aceto Corp.	564	10,231
Resources Connection, Inc.	761	9,977
Multi-Color Corp.	246	9,842
Capstone Turbine Corp.*	6,492	9,803
Griffon Corp.	788	9,771
Park-Ohio Holdings Corp.	168	9,762
Viad Corp.	402	9,584
Great Lakes Dredge & Dock Corp.*	1,183	9,452
Gibraltar Industries, Inc.*	606	9,399
Knightsbridge Tankers Ltd.	662	9,394
Kelly Services, Inc. — Class A	541	9,289
Lydall, Inc.*	338	9,251
Argan, Inc.	247	9,211
NN, Inc.	354	9,055
Echo Global Logistics, Inc.*	466	8,933
Celadon Group, Inc.	410	8,741
Air Transport Services Group, Inc.*	1,034	8,655
Furmanite Corp.*	743	8,649
Kadant, Inc.	216	8,305
KEYW Holding Corp.*,1	642	8,070
Quality Distribution, Inc.*	537	7,980
Mistras Group, Inc.*	325	7,969
ExOne Co.*	200	7,924
PGT, Inc.*	930	7,877
Ennis, Inc.	512	7,813
American Woodmark Corp.*	244	7,776
Douglas Dynamics, Inc.	441	7,770
Northwest Pipe Co.*	190	7,663
GP Strategies Corp.*	294	7,609
Patrick Industries, Inc.*	163	7,594
CAI International, Inc.*	342	7,527
Alamo Group, Inc.	139	7,519
Safe Bulkers, Inc.	770	7,515
TriNet Group, Inc.*	309	7,438
CBIZ, Inc.*	814	7,350
Global Brass & Copper Holdings, Inc.	417	7,047
Insteel Industries, Inc.	358	7,035
National Presto Industries, Inc.	96	6,993
Kratos Defense & Security Solutions, Inc.*	884	6,895
Graham Corp.	194	6,753
Builders FirstSource, Inc.*	900	6,732
Heidrick & Struggles International, Inc.	357	6,605
Power Solutions International, Inc.*	91	6,549
Barrett Business Services, Inc.	139	6,533
SP Plus Corp.*	302	6,460
CECO Environmental Corp.	410	6,392
Dynamic Materials Corp.	279	6,174
FreightCar America, Inc.	240	6,010
Performant Financial Corp.*	589	5,949
VSE Corp.	84	5,907
InnerWorkings, Inc.*	693	5,891
Orion Marine Group, Inc.*	542	5,870
Baltic Trading Ltd.	971	5,807
Stock Building Supply Holdings, Inc.*	290	5,722
Pendrell Corp.*	3,235	5,694
Titan Machinery, Inc.*	343	5,646
Sparton Corp.*	200	5,548
Ducommun, Inc.*	211	5,513
Global Power Equipment Group, Inc.	340	5,494
Twin Disc, Inc.	160	5,288
Layne Christensen Co.*	393	5,227
Commercial Vehicle Group, Inc.*	519	5,211
Schawk, Inc. — Class A	240	4,886
Pike Corp.*	542	4,856
ARC Document Solutions, Inc.*	809	4,741
Patriot Transportation Holding, Inc.*	131	4,581
CRA International, Inc.*	198	4,564
Miller Industries, Inc.	218	4,486
Manitex International, Inc.*	268	4,352
Houston Wire & Cable Co.	350	4,344
PowerSecure International, Inc.*	442	4,305
Ply Gem Holdings, Inc.*	426	4,303
Franklin Covey Co.*	213	4,288
CDI Corp.	282	4,064
Cenveo, Inc.*	1,093	4,055
Casella Waste Systems, Inc. — Class A*	775	3,883
Energy Recovery, Inc.*	757	3,724
Accuride Corp.*	757	3,702
Hurco Companies, Inc.	129	3,638
Continental Building Products, Inc.*	235	3,619
Paylocity Holding Corp.*	160	3,461
Sterling Construction Company, Inc.*	366	3,433

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Industrials - 6.6%
LSI Industries, Inc.	429	$3,423
Heritage-Crystal Clean, Inc.*	174	3,416
Universal Truckload Services, Inc.	129	3,271
Enphase Energy, Inc.*	354	3,027
Xerium Technologies, Inc.*	212	2,960
Hill International, Inc.*	472	2,941
Ameresco, Inc. — Class A*	393	2,763
LMI Aerospace, Inc.*	209	2,734
Preformed Line Products Co.	50	2,692
Vicor Corp.*	319	2,673
International Shipholding Corp.	107	2,452
USA Truck, Inc.*	127	2,361
Norcraft Companies, Inc.*	147	2,104
General Finance Corp.*	210	1,995
Erickson, Inc.*	115	1,869
PAM Transportation Services, Inc.*	64	1,789
SIFCO Industries, Inc.	50	1,560
Revolution Lighting Technologies, Inc.*	642	1,477
Quest Resource Holding Corp.*	246	1,282
Ultrapetrol Bahamas Ltd.*	417	1,238
NL Industries, Inc.	133	1,236
Corporate Resource Services, Inc.*	350	1,043
Omega Flex, Inc.	53	1,040
ARC Group Worldwide, Inc.*	60	912
Total Industrials		4,847,248
Health Care - 6.3%
InterMune, Inc.*	1,948	86,003
Isis Pharmaceuticals, Inc.*	2,319	79,889
Team Health Holdings, Inc.*	1,387	69,266
NPS Pharmaceuticals, Inc.*	2,094	69,206
Cepheid*	1,379	66,109
Pacira Pharmaceuticals, Inc.*	701	64,393
WellCare Health Plans, Inc.*	861	64,282
STERIS Corp.	1,171	62,625
HealthSouth Corp.	1,738	62,341
PAREXEL International Corp.*	1,126	59,497
West Pharmaceutical Services, Inc.	1,394	58,800
DexCom, Inc.*	1,475	58,499
Idenix Pharmaceuticals, Inc.*	2,318	55,864
MannKind Corp.*,1	4,503	49,488
Theravance, Inc.*	1,630	48,540
Medidata Solutions, Inc.*	1,063	45,507
Synageva BioPharma Corp.*	423	44,330
Insulet Corp.*	1,097	43,518
Owens & Minor, Inc.	1,244	42,271
Impax Laboratories, Inc.*	1,384	41,506
Akorn, Inc.*	1,231	40,931
Air Methods Corp.*	777	40,131
Thoratec Corp.*	1,125	39,218
Medicines Co.*	1,285	37,342
Haemonetics Corp.*	1,030	36,339
Ironwood Pharmaceuticals, Inc. — Class A*	2,359	36,163
MWI Veterinary Supply, Inc.*	253	35,923
HMS Holdings Corp.*	1,732	35,350
ACADIA Pharmaceuticals, Inc.*	1,552	35,060
Prestige Brands Holdings, Inc.*	1,027	34,805
OPKO Health, Inc.*,1	3,894	34,423
Magellan Health, Inc.*	544	33,859
Cyberonics, Inc.*	533	33,291
NuVasive, Inc.*	924	32,867
Acadia Healthcare Company, Inc.*	713	32,441
Chemed Corp.	346	32,427
Nektar Therapeutics*	2,511	32,191
Globus Medical, Inc. — Class A*	1,297	31,024
Wright Medical Group, Inc.*	980	30,772
PDL BioPharma, Inc.	3,171	30,695
Puma Biotechnology, Inc.*	456	30,096
HeartWare International, Inc.*	337	29,825
Neogen Corp.*	728	29,462
Amsurg Corp. — Class A*	643	29,302
Celldex Therapeutics, Inc.*	1,768	28,854
Acorda Therapeutics, Inc.*	826	27,844
Exact Sciences Corp.*	1,635	27,844
Keryx Biopharmaceuticals, Inc.*	1,801	27,699
MedAssets, Inc.*	1,201	27,431
Molina Healthcare, Inc.*	592	26,421
Dyax Corp.*	2,680	25,728
Ligand Pharmaceuticals, Inc. — Class B*	412	25,663
Arena Pharmaceuticals, Inc.*	4,332	25,386
Lannett Company, Inc.*	510	25,306
Kindred Healthcare, Inc.	1,083	25,017
Cantel Medical Corp.	670	24,535
Select Medical Holdings Corp.	1,551	24,196
Greatbatch, Inc.*	490	24,039
Sarepta Therapeutics, Inc.*	801	23,862
CONMED Corp.	539	23,797
Emeritus Corp.*	741	23,453
Integra LifeSciences Holdings Corp.*	495	23,295
Masimo Corp.*	953	22,491
Neurocrine Biosciences, Inc.*	1,496	22,201
Hanger, Inc.*	695	21,858
ExamWorks Group, Inc.*	682	21,640
Portola Pharmaceuticals, Inc.*	731	21,331
Omnicell, Inc.*	727	20,872
ARIAD Pharmaceuticals, Inc.*	3,253	20,722
Sangamo BioSciences, Inc.*	1,341	20,477
Horizon Pharma, Inc.*	1,282	20,281
Clovis Oncology, Inc.*	488	20,208
Halozyme Therapeutics, Inc.*	2,043	20,185
ImmunoGen, Inc.*	1,692	20,050
Auxilium Pharmaceuticals, Inc.*	992	19,900
ABIOMED, Inc.*	785	19,735
Abaxis, Inc.	444	19,674
Analogic Corp.	246	19,247
Endologix, Inc.*	1,259	19,149
Novavax, Inc.*	4,131	19,085
Aegerion Pharmaceuticals, Inc.*	585	18,773

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Health Care - 6.3%
Spectranetics Corp.*	815	$18,647
AVANIR Pharmaceuticals, Inc. — Class A*	3,159	17,817
Volcano Corp.*	1,007	17,733
Intrexon Corp.*	702	17,641
BioCryst Pharmaceuticals, Inc.*	1,380	17,595
NxStage Medical, Inc.*	1,208	17,359
Meridian Bioscience, Inc.	825	17,028
Cardiovascular Systems, Inc.*	546	17,013
PharMerica Corp.*	593	16,954
Tornier N.V.*	700	16,366
Fluidigm Corp.*	554	16,288
Natus Medical, Inc.*	637	16,014
Depomed, Inc.*	1,144	15,902
ICU Medical, Inc.*	261	15,871
Quality Systems, Inc.	988	15,857
Insmed, Inc.*	772	15,425
IPC The Hospitalist Company, Inc.*	340	15,035
Theravance Biopharma, Inc.*	467	14,888
Furiex Pharmaceuticals, Inc.*	140	14,865
Bio-Reference Labs, Inc.*	487	14,717
Arrowhead Research Corp.*	1,021	14,611
Achillion Pharmaceuticals, Inc.*	1,915	14,497
Repligen Corp.*	635	14,472
Raptor Pharmaceutical Corp.*	1,232	14,230
Orexigen Therapeutics, Inc.*	2,297	14,195
Merrimack Pharmaceuticals, Inc.*	1,937	14,121
Bluebird Bio, Inc.*	366	14,117
Capital Senior Living Corp.*	577	13,756
Computer Programs & Systems, Inc.	212	13,483
Accuray, Inc.*	1,508	13,270
Anika Therapeutics, Inc.*	286	13,250
Orthofix International N.V.*	361	13,086
Receptos, Inc.*	307	13,078
Emergent Biosolutions, Inc.*	581	13,049
Exelixis, Inc.*,1	3,848	13,045
MiMedx Group, Inc.*	1,837	13,024
Inovio Pharmaceuticals, Inc.*	1,190	12,864
Affymetrix, Inc.*	1,437	12,804
Merit Medical Systems, Inc.*	847	12,790
Staar Surgical Co.*	759	12,751
Luminex Corp.*	741	12,708
KYTHERA Biopharmaceuticals, Inc.*	330	12,662
Cambrex Corp.*	603	12,482
Quidel Corp.*	559	12,359
Agios Pharmaceuticals, Inc.*	266	12,188
Infinity Pharmaceuticals, Inc.*	955	12,167
Ensign Group, Inc.	390	12,121
Chimerix, Inc.*	536	11,760
Accelerate Diagnostics, Inc.*	452	11,752
TESARO, Inc.*	377	11,728
Omeros Corp.*	674	11,728
Invacare Corp.	637	11,702
Ophthotech Corp.*	274	11,593
Anacor Pharmaceuticals, Inc.*	652	11,560
Karyopharm Therapeutics, Inc.*	247	11,498
Momenta Pharmaceuticals, Inc.*	947	11,440
National Healthcare Corp.	202	11,371
Array BioPharma, Inc.*	2,486	11,336
BioScrip, Inc.*	1,349	11,251
AMN Healthcare Services, Inc.*	913	11,230
Sagent Pharmaceuticals, Inc.*	432	11,172
PTC Therapeutics, Inc.*	426	11,136
GenMark Diagnostics, Inc.*	820	11,095
Atrion Corp.	34	11,084
Acceleron Pharma, Inc.*	323	10,972
Healthways, Inc.*	615	10,787
Vanda Pharmaceuticals, Inc.*	664	10,744
Spectrum Pharmaceuticals, Inc.*	1,290	10,488
NewLink Genetics Corp.*	394	10,461
Organovo Holdings, Inc.*	1,231	10,279
HealthStream, Inc.*	413	10,036
AtriCure, Inc.*	544	9,999
BioDelivery Sciences International, Inc.*	828	9,994
Geron Corp.*	3,103	9,961
Prothena Corporation plc*	435	9,809
CorVel Corp.*	215	9,714
Rockwell Medical, Inc.*,1	801	9,604
OraSure Technologies, Inc.*	1,100	9,471
Cynosure, Inc. — Class A*	445	9,456
VIVUS, Inc.*	1,777	9,454
Gentiva Health Services, Inc.*	626	9,428
Albany Molecular Research, Inc.*	461	9,275
Genomic Health, Inc.*	333	9,124
Amedisys, Inc.*	541	9,056
AMAG Pharmaceuticals, Inc.*	435	9,013
Enanta Pharmaceuticals, Inc.*	207	8,915
Sequenom, Inc.*	2,294	8,878
TherapeuticsMD, Inc.*	1,989	8,791
Zeltiq Aesthetics, Inc.*	578	8,780
Triple-S Management Corp. — Class B*	488	8,750
MacroGenics, Inc.*	396	8,605
Providence Service Corp.*	232	8,489
Dynavax Technologies Corp.*	5,193	8,309
US Physical Therapy, Inc.	242	8,274
Landauer, Inc.	191	8,022
AngioDynamics, Inc.*	489	7,985
Relypsa, Inc.*	328	7,977
Epizyme, Inc.*	256	7,967
LDR Holding Corp.*	318	7,953
Repros Therapeutics, Inc.*	454	7,854
XOMA Corp.*	1,659	7,615
Synergy Pharmaceuticals, Inc.*	1,850	7,530
Vascular Solutions, Inc.*	339	7,522
Aratana Therapeutics, Inc.*	479	7,477
CTI BioPharma Corp.*	2,641	7,421
Surgical Care Affiliates, Inc.*	252	7,328
Dendreon Corp.*,1	3,161	7,270
Lexicon Pharmaceuticals, Inc.*	4,512	7,264
Foundation Medicine, Inc.*	267	7,198
Galena Biopharma, Inc.*,1	2,330	7,130

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Health Care - 6.3%
Pacific Biosciences of California, Inc.*	1,138	$7,033
Hyperion Therapeutics, Inc.*	266	6,943
Universal American Corp.	831	6,922
Ampio Pharmaceuticals, Inc.*	809	6,755
Symmetry Medical, Inc.*	741	6,565
Peregrine Pharmaceuticals, Inc.*	3,481	6,544
ZIOPHARM Oncology, Inc.*	1,599	6,444
Phibro Animal Health Corp. — Class A*	291	6,387
Supernus Pharmaceuticals, Inc.*	579	6,340
Chindex International, Inc.*	266	6,302
Sunesis Pharmaceuticals, Inc.*	966	6,298
Rigel Pharmaceuticals, Inc.*	1,729	6,276
Antares Pharma, Inc.*	2,301	6,144
Insys Therapeutics, Inc.*	195	6,090
Unilife Corp.*,1	2,030	6,009
Ultragenyx Pharmaceutical, Inc.*	133	5,970
Immunomedics, Inc.*	1,633	5,960
Cerus Corp.*	1,430	5,935
Progenics Pharmaceuticals, Inc.*	1,376	5,931
Tetraphase Pharmaceuticals, Inc.*	438	5,909
Vocera Communications, Inc.*	446	5,887
Pernix Therapeutics Holdings, Inc.*	651	5,846
Osiris Therapeutics, Inc.*	371	5,795
OncoMed Pharmaceuticals, Inc.*	246	5,732
Neuralstem, Inc.*	1,358	5,731
SurModics, Inc.*	264	5,655
Intra-Cellular Therapies, Inc.*	330	5,564
XenoPort, Inc.*	1,146	5,535
SciClone Pharmaceuticals, Inc.*	1,012	5,323
Five Prime Therapeutics, Inc.*	337	5,240
LHC Group, Inc.*	245	5,236
Derma Sciences, Inc.*	450	5,202
Aerie Pharmaceuticals, Inc.*	210	5,202
Durata Therapeutics, Inc.*	303	5,160
AcelRx Pharmaceuticals, Inc.*	491	5,033
CryoLife, Inc.	553	4,949
Galectin Therapeutics, Inc.*	356	4,916
Exactech, Inc.*	194	4,895
RTI Surgical, Inc.*	1,122	4,881
Zogenix, Inc.*	2,426	4,876
Endocyte, Inc.*	735	4,844
Cempra, Inc.*	450	4,829
Retrophin, Inc.*	411	4,825
Northwest Biotherapeutics, Inc.*	698	4,684
Heron Therapeutics, Inc.*	380	4,682
Synta Pharmaceuticals Corp.*	1,143	4,675
Revance Therapeutics, Inc.*	137	4,658
CytRx Corp.*	1,100	4,598
Oncothyreon, Inc.*	1,400	4,536
POZEN, Inc.	541	4,507
ANI Pharmaceuticals, Inc.*	130	4,477
Bio-Path Holdings, Inc.*	1,443	4,401
Navidea Biopharmaceuticals, Inc.*	2,973	4,400
TG Therapeutics, Inc.*	466	4,376
Oxford Immunotec Global plc*	256	4,308
Pain Therapeutics, Inc.*	747	4,295
RadNet, Inc.*	647	4,290
Five Star Quality Care, Inc.*	848	4,248
Akebia Therapeutics, Inc.*	149	4,141
Threshold Pharmaceuticals, Inc.*	1,029	4,075
Cross Country Healthcare, Inc.*	612	3,990
Agenus, Inc.*	1,230	3,961
Castlight Health, Inc. — Class B*	258	3,922
Ohr Pharmaceutical, Inc.*	410	3,899
Kindred Biosciences, Inc.*	205	3,821
BioTelemetry, Inc.*	520	3,728
Verastem, Inc.*	410	3,715
Versartis, Inc.*	132	3,701
Almost Family, Inc.*	162	3,577
Enzo Biochem, Inc.*	678	3,560
Utah Medical Products, Inc.	69	3,549
Auspex Pharmaceuticals, Inc.*	157	3,496
Idera Pharmaceuticals, Inc.*	1,184	3,434
Xencor, Inc.*	291	3,381
NanoViricides, Inc.*	792	3,350
Cytokinetics, Inc.*	687	3,284
Stemline Therapeutics, Inc.*	219	3,213
Alder Biopharmaceuticals, Inc.*	160	3,211
Merge Healthcare, Inc.*	1,399	3,176
Cytori Therapeutics, Inc.*	1,328	3,174
ChemoCentryx, Inc.*	535	3,130
PhotoMedex, Inc.*	255	3,124
BioTime, Inc.*	1,022	3,117
Alimera Sciences, Inc.*	513	3,068
NeoStem, Inc.*	468	3,051
Corcept Therapeutics, Inc.*	1,051	2,943
NanoString Technologies, Inc.*	196	2,930
Skilled Healthcare Group, Inc. — Class A*	458	2,881
Mirati Therapeutics, Inc.*	144	2,880
TransEnterix, Inc.*	570	2,873
Actinium Pharmaceuticals, Inc.*	390	2,816
National Research Corp. — Class A*	196	2,742
OvaScience, Inc.*	299	2,742
Addus HomeCare Corp.*	120	2,698
Vital Therapies, Inc.*	99	2,697
Tandem Diabetes Care, Inc.*	162	2,634
K2M Group Holdings, Inc.*	177	2,634
Cellular Dynamics International, Inc.*	180	2,623
Alliance HealthCare Services, Inc.*	97	2,619
Sucampo Pharmaceuticals, Inc. — Class A*	350	2,415
Applied Genetic Technologies Corp.*	100	2,310
TriVascular Technologies, Inc.*	146	2,273
Inogen, Inc.*	99	2,233
Regulus Therapeutics, Inc.*	268	2,155
Veracyte, Inc.*	125	2,140

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Health Care - 6.3%
Regado Biosciences, Inc.*	306	$2,078
Achaogen, Inc.*	130	1,815
BioSpecifics Technologies Corp.*	67	1,806
Cara Therapeutics, Inc.*	103	1,753
Genocea Biosciences, Inc.*	80	1,500
Dicerna Pharmaceuticals, Inc.*	64	1,444
Esperion Therapeutics, Inc.*	91	1,441
Flexion Therapeutics, Inc.*	90	1,213
Eleven Biotherapeutics, Inc.*	90	1,186
Egalet Corp.*	82	1,076
Adamas Pharmaceuticals, Inc.*	52	951
Total Health Care		4,599,577
Consumer Discretionary - 6.2%
Tenneco, Inc.*	1,199	78,773
Brunswick Corp.	1,831	77,141
Dana Holding Corp.	3,090	75,458
Buffalo Wild Wings, Inc.*	368	60,982
Office Depot, Inc.*	10,555	60,059
Restoration Hardware Holdings, Inc.*	615	57,225
Vail Resorts, Inc.	710	54,797
Time, Inc.*	2,180	52,799
Men's Wearhouse, Inc.	946	52,786
Wolverine World Wide, Inc.	1,998	52,069
Pool Corp.	891	50,395
Sotheby's	1,200	50,387
Jack in the Box, Inc.	791	47,333
Sinclair Broadcast Group, Inc. — Class A	1,352	46,981
Cheesecake Factory, Inc.	987	45,817
American Eagle Outfitters, Inc.	3,836	43,040
Five Below, Inc.*	1,070	42,705
Grand Canyon Education, Inc.*	923	42,430
Lithia Motors, Inc. — Class A	447	42,049
New York Times Co. — Class A	2,733	41,569
Asbury Automotive Group, Inc.*	603	41,450
Houghton Mifflin Harcourt Co.*	2,153	41,251
Lumber Liquidators Holdings, Inc.*	542	41,165
Group 1 Automotive, Inc.	477	40,216
Steven Madden Ltd.*	1,148	39,376
Genesco, Inc.*	478	39,258
Life Time Fitness, Inc.*	804	39,187
Iconix Brand Group, Inc.*	902	38,732
HSN, Inc.	653	38,684
ANN, Inc.*	928	38,178
Cracker Barrel Old Country Store, Inc.	381	37,936
Cooper Tire & Rubber Co.	1,250	37,500
Ryland Group, Inc.	929	36,640
Texas Roadhouse, Inc. — Class A	1,380	35,880
Skechers U.S.A., Inc. — Class A*	776	35,463
Bloomin' Brands, Inc.*	1,525	34,206
Meredith Corp.	706	34,142
Helen of Troy Ltd.*	561	34,013
Monro Muffler Brake, Inc.	617	32,818
Meritage Homes Corp.*	776	32,755
Guess?, Inc.	1,213	32,751
Marriott Vacations Worldwide Corp.*	556	32,598
Shutterfly, Inc.*	757	32,595
Nexstar Broadcasting Group, Inc. — Class A	608	31,379
Gentherm, Inc.*	696	30,937
KB Home	1,650	30,822
Rent-A-Center, Inc. — Class A	1,042	29,884
Pinnacle Entertainment, Inc.*	1,179	29,688
Pier 1 Imports, Inc.	1,865	28,740
G-III Apparel Group Ltd.*	350	28,581
Express, Inc.*	1,668	28,406
Finish Line, Inc. — Class A	950	28,253
Orient-Express Hotels Ltd. — Class A*	1,902	27,655
Hibbett Sports, Inc.*	508	27,518
Conn's, Inc.*	548	27,066
Dorman Products, Inc.*	536	26,436
DineEquity, Inc.	332	26,391
Vitamin Shoppe, Inc.*	605	26,027
Crocs, Inc.*	1,730	26,002
Bright Horizons Family Solutions, Inc.*	603	25,893
Papa John's International, Inc.	603	25,561
American Axle & Manufacturing Holdings, Inc.*	1,336	25,237
Fiesta Restaurant Group, Inc.*	531	24,644
Standard Pacific Corp.*	2,862	24,613
Buckle, Inc.	554	24,575
Brown Shoe Company, Inc.	858	24,547
Bob Evans Farms, Inc.	489	24,474
La-Z-Boy, Inc.	1,035	23,981
Outerwall, Inc.*	401	23,799
Sonic Corp.*	1,077	23,780
iRobot Corp.*,1	577	23,628
Churchill Downs, Inc.	262	23,609
MDC Holdings, Inc.	775	23,475
Drew Industries, Inc.	462	23,105
Sturm Ruger & Company, Inc.	385	22,719
Matthews International Corp. — Class A	541	22,488
Select Comfort Corp.*	1,075	22,210
LifeLock, Inc.*	1,586	22,141
Media General, Inc. — Class A*	1,072	22,008
Columbia Sportswear Co.	265	21,902
Children's Place, Inc.	437	21,688
Sonic Automotive, Inc. — Class A	788	21,024
National CineMedia, Inc.	1,199	20,994
Core-Mark Holding Company, Inc.	453	20,670
Krispy Kreme Doughnuts, Inc.*	1,287	20,566
Red Robin Gourmet Burgers, Inc.*	285	20,292
Popeyes Louisiana Kitchen, Inc.*	463	20,238
Tumi Holdings, Inc.*	1,001	20,150
Oxford Industries, Inc.	289	19,268
Penn National Gaming, Inc.*	1,550	18,817
Loral Space & Communications, Inc.*	257	18,681

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Consumer Discretionary - 6.2%
Boyd Gaming Corp.*	1,526	$18,510
Barnes & Noble, Inc.*	806	18,369
Caesars Entertainment Corp.*	1,012	18,297
International Speedway Corp. — Class A	549	18,271
MDC Partners, Inc. — Class A	842	18,095
Burlington Stores, Inc.*	567	18,065
Cooper-Standard Holding, Inc.*	273	18,062
Scholastic Corp.	528	18,000
Ascent Capital Group, Inc. — Class A*	269	17,757
Cumulus Media, Inc. — Class A*	2,676	17,635
Standard Motor Products, Inc.	392	17,511
Multimedia Games Holding Company, Inc.*	587	17,399
Interval Leisure Group, Inc.	786	17,245
Cato Corp. — Class A	542	16,748
La Quinta Holdings, Inc.*	874	16,728
K12, Inc.*	683	16,440
Diamond Resorts International, Inc.*	695	16,173
BJ's Restaurants, Inc.*	463	16,163
RetailMeNot, Inc.*	603	16,046
Carmike Cinemas, Inc.*	453	15,914
Smith & Wesson Holding Corp.*,1	1,086	15,790
Tuesday Morning Corp.*	855	15,236
Universal Electronics, Inc.*	311	15,201
Movado Group, Inc.	361	15,043
Tower International, Inc.*	404	14,883
Modine Manufacturing Co.*	941	14,811
Cavco Industries, Inc.*	170	14,501
Mattress Firm Holding Corp.*	295	14,086
Winnebago Industries, Inc.*	539	13,572
EW Scripps Co. — Class A*	612	12,950
Del Frisco's Restaurant Group, Inc.*	468	12,898
Gray Television, Inc.*	981	12,881
Callaway Golf Co.	1,532	12,746
Steiner Leisure Ltd.*	292	12,641
Ethan Allen Interiors, Inc.	498	12,321
Francesca's Holdings Corp.*	835	12,308
Regis Corp.	858	12,081
Pep Boys-Manny Moe & Jack*	1,049	12,022
FTD Companies, Inc.*	377	11,985
Chuy's Holdings, Inc.*	329	11,943
American Public Education, Inc.*	345	11,861
Hovnanian Enterprises, Inc. — Class A*	2,300	11,845
M/I Homes, Inc.*	486	11,795
Stage Stores, Inc.	629	11,756
Federal-Mogul Holdings Corp.*	570	11,531
Capella Education Co.	212	11,531
Zumiez, Inc.*	407	11,229
Denny's Corp.*	1,722	11,227
Fred's, Inc. — Class A	731	11,177
Beazer Homes USA, Inc.*	531	11,140
Libbey, Inc.*	418	11,135
Caesars Acquisition Co. — Class A*	900	11,133
Strayer Education, Inc.*	211	11,080
Weight Watchers International, Inc.	549	11,073
Scientific Games Corp. — Class A*	995	11,064
Lands' End, Inc.*	324	10,880
William Lyon Homes — Class A*	344	10,471
Rentrak Corp.*	196	10,280
AMC Entertainment Holdings, Inc. — Class A	412	10,246
Chegg, Inc.*	1,451	10,215
Arctic Cat, Inc.	253	9,973
Haverty Furniture Companies, Inc.	396	9,951
NutriSystem, Inc.	564	9,650
Quiksilver, Inc.*	2,680	9,594
Superior Industries International, Inc.	462	9,526
Vera Bradley, Inc.*	434	9,492
LeapFrog Enterprises, Inc. — Class A*	1,287	9,459
Container Store Group, Inc.*	339	9,417
Biglari Holdings, Inc.*	22	9,305
Ruby Tuesday, Inc.*	1,208	9,169
Orbitz Worldwide, Inc.*	1,020	9,078
Ruth's Hospitality Group, Inc.	708	8,744
Tile Shop Holdings, Inc.*	554	8,471
New Media Investment Group, Inc.*	596	8,410
MarineMax, Inc.*	491	8,219
Unifi, Inc.*	289	7,956
ClubCorp Holdings, Inc.	428	7,935
Vince Holding Corp.*	216	7,910
Journal Communications, Inc. — Class A*	886	7,859
ITT Educational Services, Inc.*	458	7,644
Stein Mart, Inc.	547	7,598
Motorcar Parts of America, Inc.*	300	7,305
Noodles & Co.*	211	7,256
Entravision Communications Corp. — Class A	1,144	7,116
SFX Entertainment, Inc.*	865	7,007
Harte-Hanks, Inc.	974	7,003
World Wrestling Entertainment, Inc. — Class A	587	7,003
Nautilus, Inc.*	612	6,787
Blue Nile, Inc.*	241	6,748
McClatchy Co. — Class A*	1,203	6,677
Remy International, Inc.	285	6,655
Citi Trends, Inc.*	306	6,567
Marcus Corp.	353	6,442
Christopher & Banks Corp.*	714	6,255
Career Education Corp.*	1,323	6,192
Shoe Carnival, Inc.	298	6,154
Coupons.com, Inc.*	231	6,078
Destination Maternity Corp.	266	6,057

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Consumer Discretionary - 6.2%
America's Car-Mart, Inc.*	153	$6,051
Bravo Brio Restaurant Group, Inc.*	382	5,963
Stoneridge, Inc.*	555	5,950
Eros International plc*	380	5,765
Aeropostale, Inc.*	1,549	5,406
PetMed Express, Inc.	398	5,365
Carriage Services, Inc. — Class A	313	5,362
Entercom Communications Corp. — Class A*	489	5,247
TRI Pointe Homes, Inc.*	329	5,172
Universal Technical Institute, Inc.	422	5,123
Kirkland's, Inc.*	276	5,120
LGI Homes, Inc.*	279	5,092
Black Diamond, Inc.*	448	5,027
Carrols Restaurant Group, Inc.*	695	4,948
Sears Hometown and Outlet Stores, Inc.*	230	4,938
CSS Industries, Inc.	186	4,905
Potbelly Corp.*	299	4,772
Lee Enterprises, Inc.*	1,060	4,717
NACCO Industries, Inc. — Class A	93	4,706
Morgans Hotel Group Co.*	577	4,576
Sequential Brands Group, Inc.*	327	4,516
Big 5 Sporting Goods Corp.	360	4,417
WCI Communities, Inc.*	226	4,364
AH Belo Corp. — Class A	366	4,337
Bridgepoint Education, Inc.*	323	4,289
Strattec Security Corp.	66	4,256
Speedway Motorsports, Inc.	233	4,252
Perry Ellis International, Inc.*	242	4,220
ValueVision Media, Inc. — Class A*	842	4,202
Sizmek, Inc.*	437	4,165
Jamba, Inc.*	336	4,066
Central European Media Enterprises Ltd. — Class A*	1,392	3,925
Zoe's Kitchen, Inc.*	114	3,919
Destination XL Group, Inc.*	691	3,807
Fox Factory Holding Corp.*	213	3,747
RG Barry Corp.	196	3,714
VOXX International Corp. — Class A*	387	3,642
Isle of Capri Casinos, Inc.*	421	3,604
Einstein Noah Restaurant Group, Inc.	222	3,565
Weyco Group, Inc.	130	3,563
Nathan's Famous, Inc.*	65	3,522
West Marine, Inc.*	343	3,519
Overstock.com, Inc.*	223	3,517
2U, Inc.*	207	3,480
Dex Media, Inc.*	294	3,275
Lifetime Brands, Inc.	208	3,270
Build-A-Bear Workshop, Inc. — Class A*	243	3,246
Escalade, Inc.	200	3,228
Dixie Group, Inc.*	300	3,177
Flexsteel Industries, Inc.	95	3,168
Fuel Systems Solutions, Inc.*	283	3,153
Winmark Corp.	45	3,133
Systemax, Inc.*	218	3,133
Spartan Motors, Inc.	683	3,101
Daily Journal Corp.*	15	3,100
Shiloh Industries, Inc.*	167	3,083
Intrawest Resorts Holdings, Inc.*	262	3,003
Bon-Ton Stores, Inc.	289	2,980
Culp, Inc.	168	2,925
Reading International, Inc. — Class A*	342	2,917
Global Sources Ltd.*	350	2,898
Malibu Boats, Inc. — Class A*	143	2,874
Skullcandy, Inc.*	395	2,864
Saga Communications, Inc. — Class A	67	2,862
1-800-Flowers.com, Inc. — Class A*	492	2,854
Monarch Casino & Resort, Inc.*	188	2,846
JAKKS Pacific, Inc.	364	2,817
Martha Stewart Living Omnimedia, Inc. — Class A*	588	2,764
Vitacost.com, Inc.*	438	2,742
Famous Dave's of America, Inc.*	95	2,727
Collectors Universe, Inc.	130	2,547
Johnson Outdoors, Inc. — Class A	97	2,503
Crown Media Holdings, Inc. — Class A*	687	2,494
hhgregg, Inc.*	240	2,441
JTH Holding, Inc. — Class A*	70	2,332
Pacific Sunwear of California, Inc.*	979	2,330
New Home Company, Inc.*	162	2,289
Gaiam, Inc. — Class A*	293	2,250
Radio One, Inc. — Class D*	454	2,238
Ignite Restaurant Group, Inc.*	152	2,213
Empire Resorts, Inc.*	300	2,148
New York & Company, Inc.*	582	2,148
UCP, Inc. — Class A*	150	2,051
Hemisphere Media Group, Inc.*	162	2,035
Installed Building Products, Inc.*	165	2,021
Salem Communications Corp. — Class A	212	2,006
bebe stores, Inc.	614	1,873
ReachLocal, Inc.*	261	1,835
Marine Products Corp.	207	1,718
Tilly's, Inc. — Class A*	203	1,632
Sportsman's Warehouse Holdings, Inc.*	193	1,544
Turtle Beach Corp.*	140	1,294
Papa Murphy's Holdings, Inc.*	114	1,092
Education Management Corp.*	415	701
Total Consumer Discretionary		4,559,497
Energy - 3.0%
Kodiak Oil & Gas Corp.*	5,260	76,532
Diamondback Energy, Inc.*	749	66,510
SemGroup Corp. — Class A	842	66,391
Rosetta Resources, Inc.*	1,208	66,258
Carrizo Oil & Gas, Inc.*	897	62,125
CARBO Ceramics, Inc.	391	60,260

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Energy - 3.0%
Bristow Group, Inc.	701	$56,515
Helix Energy Solutions Group, Inc.*	2,083	54,804
Exterran Holdings, Inc.	1,153	51,873
Stone Energy Corp.*	1,105	51,702
PDC Energy, Inc.*	704	44,458
Energy XXI Bermuda Ltd.	1,852	43,763
Forum Energy Technologies, Inc.*	1,165	42,441
Matador Resources Co.*	1,447	42,368
Scorpio Tankers, Inc.	3,946	40,130
Western Refining, Inc.	1,048	39,352
McDermott International, Inc.*	4,691	37,950
Halcon Resources Corp.*	5,147	37,522
Bonanza Creek Energy, Inc.*	647	37,002
Sanchez Energy Corp.*	900	33,831
Hornbeck Offshore Services, Inc.*	711	33,360
Delek US Holdings, Inc.	1,176	33,198
SEACOR Holdings, Inc.*	401	32,982
Magnum Hunter Resources Corp.*	3,922	32,160
C&J Energy Services, Inc.*	906	30,605
Comstock Resources, Inc.	944	27,225
GasLog Ltd.	826	26,340
Bill Barrett Corp.*	983	26,325
Green Plains, Inc.	736	24,192
Gulfmark Offshore, Inc. — Class A	535	24,171
Parsley Energy, Inc.*	984	23,685
Key Energy Services, Inc.*	2,590	23,673
Cloud Peak Energy, Inc.*	1,200	22,105
Penn Virginia Corp.*	1,295	21,950
Pioneer Energy Services Corp.*	1,239	21,733
Ship Finance International Ltd.	1,167	21,695
Newpark Resources, Inc.*	1,677	20,895
Northern Oil and Gas, Inc.*	1,202	19,581
Goodrich Petroleum Corp.*	684	18,878
TETRA Technologies, Inc.*	1,554	18,306
Basic Energy Services, Inc.*	623	18,204
Solazyme, Inc.*	1,498	17,646
EXCO Resources, Inc.	2,993	17,629
Triangle Petroleum Corp.*	1,493	17,543
Synergy Resources Corp.*	1,318	17,464
Approach Resources, Inc.*	766	17,411
Matrix Service Co.*	526	17,248
Rex Energy Corp.*	953	16,878
Nordic American Tankers Ltd.	1,756	16,735
Clean Energy Fuels Corp.*	1,385	16,232
Alpha Natural Resources, Inc.*	4,368	16,205
Parker Drilling Co.*	2,389	15,576
Arch Coal, Inc.	4,186	15,279
Clayton Williams Energy, Inc.*	111	15,248
North Atlantic Drilling Ltd.	1,407	14,942
Contango Oil & Gas Co.*	347	14,682
Tesco Corp.	684	14,597
Geospace Technologies Corp.*	257	14,156
RSP Permian, Inc.*	435	14,111
Resolute Energy Corp.*	1,542	13,323
RigNet, Inc.*	238	12,809
Hercules Offshore, Inc.*	3,172	12,751
Era Group, Inc.*	401	11,501
W&T Offshore, Inc.	691	11,312
Swift Energy Co.*	860	11,163
PHI, Inc.*	248	11,053
ION Geophysical Corp.*	2,546	10,744
Abraxas Petroleum Corp.*	1,627	10,185
DHT Holdings, Inc.	1,373	9,886
Willbros Group, Inc.*	791	9,769
Gastar Exploration, Inc.*	1,087	9,468
Westmoreland Coal Co.*	257	9,324
Callon Petroleum Co.*	797	9,285
Warren Resources, Inc.*	1,451	8,996
PetroQuest Energy, Inc.*	1,151	8,656
Emerald Oil, Inc.*	1,128	8,629
REX American Resources Corp.*	115	8,431
Natural Gas Services Group, Inc.*	246	8,133
Renewable Energy Group, Inc.*	682	7,823
Vantage Drilling Co.*	4,059	7,793
Panhandle Oil and Gas, Inc. — Class A	138	7,732
BPZ Resources, Inc.*	2,339	7,204
VAALCO Energy, Inc.*	985	7,122
Quicksilver Resources, Inc.*,1	2,479	6,619
Ring Energy, Inc.*	370	6,457
Alon USA Energy, Inc.	510	6,344
Gulf Island Fabrication, Inc.	288	6,198
Pacific Ethanol, Inc.*	400	6,116
Nuverra Environmental Solutions, Inc.*	301	6,053
Navios Maritime Acq Corp.	1,620	6,010
CHC Group Ltd.*	659	5,562
Forest Oil Corp.*	2,346	5,349
Midstates Petroleum Company, Inc.*	737	5,329
Teekay Tankers Ltd. — Class A	1,231	5,281
TransAtlantic Petroleum Ltd.*	450	5,126
Ardmore Shipping Corp.	350	4,841
Dawson Geophysical Co.	157	4,498
Jones Energy, Inc. — Class A*	216	4,428
Evolution Petroleum Corp.	378	4,139
Harvest Natural Resources, Inc.*	827	4,127
Equal Energy Ltd.	709	3,843
FX Energy, Inc.*	1,060	3,827
Frontline Ltd.*	1,306	3,814
Miller Energy Resources, Inc.*	593	3,795
American Eagle Energy Corp.*	600	3,594
Mitcham Industries, Inc.*	250	3,495
Adams Resources & Energy, Inc.	43	3,360
Dorian LPG Ltd.*	145	3,334
Apco Oil and Gas International, Inc.*	184	2,655
Glori Energy, Inc.*	239	2,596
Vertex Energy, Inc.*	229	2,224
Amyris, Inc.*	536	1,999
Hallador Energy Co.	205	1,945

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Energy - 3.0%
Isramco, Inc.*	14	$1,780
Profire Energy, Inc.*	260	1,173
Total Energy		2,191,635
Materials - 2.4%
PolyOne Corp.	1,853	78,086
Graphic Packaging Holding Co.*	6,456	75,535
Axiall Corp.	1,382	65,326
US Silica Holdings, Inc.	1,058	58,655
KapStone Paper and Packaging Corp.*	1,665	55,161
Sensient Technologies Corp.	979	54,551
Chemtura Corp.*	1,894	49,491
HB Fuller Co.	990	47,619
Berry Plastics Group, Inc.*	1,773	45,743
Minerals Technologies, Inc.	683	44,791
Worthington Industries, Inc.	1,011	43,512
Olin Corp.	1,555	41,861
Louisiana-Pacific Corp.*	2,784	41,816
Stillwater Mining Co.*	2,368	41,558
Texas Industries, Inc.*	440	40,638
Commercial Metals Co.	2,326	40,263
Flotek Industries, Inc.*	1,055	33,929
Tronox Ltd. — Class A	1,210	32,549
Balchem Corp.	599	32,082
SunCoke Energy, Inc.*	1,380	29,670
Schweitzer-Mauduit International, Inc.	600	26,196
Globe Specialty Metals, Inc.	1,256	26,100
Kaiser Aluminum Corp.	354	25,796
Innophos Holdings, Inc.	436	25,101
Clearwater Paper Corp.*	402	24,811
Calgon Carbon Corp.*	1,050	23,447
Hecla Mining Co.	6,778	23,384
PH Glatfelter Co.	849	22,524
A. Schulman, Inc.	580	22,446
Boise Cascade Co.*	781	22,368
Resolute Forest Products, Inc.*	1,288	21,613
AK Steel Holding Corp.*	2,695	21,452
Innospec, Inc.	484	20,894
OM Group, Inc.	636	20,625
Stepan Co.	383	20,245
Headwaters, Inc.*	1,447	20,099
Quaker Chemical Corp.	258	19,812
Coeur Mining, Inc.*	2,042	18,746
Intrepid Potash, Inc.*	1,099	18,419
Horsehead Holding Corp.*	999	18,242
Ferro Corp.*	1,420	17,835
Neenah Paper, Inc.	327	17,380
RTI International Metals, Inc.*	604	16,060
LSB Industries, Inc.*	385	16,043
Century Aluminum Co.*	1,010	15,837
Koppers Holdings, Inc.	402	15,377
Materion Corp.	405	14,981
Kraton Performance Polymers, Inc.*	647	14,486
Haynes International, Inc.	245	13,865
Schnitzer Steel Industries, Inc. — Class A	515	13,426
Taminco Corp.*	566	13,165
Deltic Timber Corp.	215	12,990
Rentech, Inc.*	4,499	11,652
Tredegar Corp.	492	11,518
Myers Industries, Inc.	545	10,949
Advanced Emissions Solutions, Inc.*	432	9,906
Molycorp, Inc.*,1	3,596	9,242
Wausau Paper Corp.	835	9,035
OMNOVA Solutions, Inc.*	936	8,508
Zep, Inc.	452	7,982
Hawkins, Inc.	209	7,762
Allied Nevada Gold Corp.*,1	2,053	7,719
American Vanguard Corp.	563	7,443
Senomyx, Inc.*	841	7,275
FutureFuel Corp.	433	7,183
Walter Energy, Inc.	1,297	7,069
US Concrete, Inc.*	284	7,029
Kronos Worldwide, Inc.	418	6,550
Landec Corp.*	522	6,520
Trecora Resources*	389	4,606
Chase Corp.	131	4,472
Universal Stainless & Alloy Products, Inc.*	137	4,450
Olympic Steel, Inc.	173	4,282
AM Castle & Co.*	367	4,052
Gold Resource Corp.	745	3,770
Ampco-Pittsburgh Corp.	161	3,693
KMG Chemicals, Inc.	184	3,308
Noranda Aluminum Holding Corp.	872	3,078
AEP Industries, Inc.*	88	3,069
UFP Technologies, Inc.*	119	2,867
Handy & Harman Ltd.*	97	2,597
United States Lime & Minerals, Inc.	40	2,592
Marrone Bio Innovations, Inc.*	214	2,487
Total Materials		1,769,266
Utilities - 1.6%
Cleco Corp.	1,191	70,210
Dynegy, Inc.*	1,981	68,939
Piedmont Natural Gas Company, Inc.	1,538	57,536
IDACORP, Inc.	993	57,425
Black Hills Corp.	883	54,207
Portland General Electric Co.	1,540	53,392
UNS Energy Corp.	827	49,959
Southwest Gas Corp.	913	48,196
New Jersey Resources Corp.	834	47,671
PNM Resources, Inc.	1,575	46,195
WGL Holdings, Inc.	1,028	44,307
ALLETE, Inc.	838	43,031
UIL Holdings Corp.	1,111	43,007
NorthWestern Corp.	767	40,030
Avista Corp.	1,188	39,822
South Jersey Industries, Inc.	655	39,569
ONE Gas, Inc.	1,022	38,581
El Paso Electric Co.	795	31,967
Laclede Group, Inc.	647	31,412
MGE Energy, Inc.	686	27,104

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Utilities - 1.6%
Pattern Energy Group, Inc.	781	$25,858
Northwest Natural Gas Co.	538	25,367
American States Water Co.	761	25,289
California Water Service Group	943	22,821
Empire District Electric Co.	851	21,854
Otter Tail Corp.	715	21,657
NRG Yield, Inc. — Class A	397	20,664
Chesapeake Utilities Corp.	193	13,767
Ormat Technologies, Inc.	350	10,091
Atlantic Power Corp.	2,382	9,766
Unitil Corp.	269	9,100
SJW Corp.	306	8,323
Connecticut Water Service, Inc.	212	7,180
Middlesex Water Co.	312	6,608
York Water Co.	254	5,288
Artesian Resources Corp. — Class A	152	3,417
Total Utilities		1,169,610
Consumer Staples - 1.5%
Darling Ingredients, Inc.*	3,250	67,924
United Natural Foods, Inc.*	982	63,929
TreeHouse Foods, Inc.*	730	58,451
Casey's General Stores, Inc.	757	53,210
Sanderson Farms, Inc.	454	44,129
Post Holdings, Inc.*	863	43,935
Boston Beer Company, Inc. — Class A*	158	35,316
B&G Foods, Inc. — Class A	1,056	34,521
Lancaster Colony Corp.	362	34,448
SUPERVALU, Inc.*	4,005	32,921
Dean Foods Co.	1,845	32,454
PriceSmart, Inc.	365	31,770
Susser Holdings Corp.*	357	28,817
Andersons, Inc.	554	28,575
Fresh Market, Inc.*	843	28,215
J&J Snack Foods Corp.	295	27,765
Vector Group Ltd.	1,297	26,821
Universal Corp.	456	25,240
Snyder's-Lance, Inc.	940	24,872
Cal-Maine Foods, Inc.	310	23,039
WD-40 Co.	296	22,265
Fresh Del Monte Produce, Inc.	709	21,731
Harbinger Group, Inc.*	1,645	20,892
Boulder Brands, Inc.*	1,200	17,016
SpartanNash Co.	744	15,631
Diamond Foods, Inc.*	433	12,211
Seaboard Corp.*	4	12,081
Annie's, Inc.*	332	11,228
Elizabeth Arden, Inc.*	508	10,880
Tootsie Roll Industries, Inc.	366	10,775
Chiquita Brands International, Inc.*	929	10,080
Inter Parfums, Inc.	332	9,811
Weis Markets, Inc.	214	9,786
USANA Health Sciences, Inc.*	123	9,611
Calavo Growers, Inc.	267	9,033
Central Garden and Pet Co. — Class A*	855	7,866
Medifast, Inc.*	257	7,815
Pantry, Inc.*	460	7,452
Chefs' Warehouse, Inc.*	357	7,058
Ingles Markets, Inc. — Class A	261	6,877
Coca-Cola Bottling Company Consolidated	92	6,778
Revlon, Inc. — Class A*	219	6,680
Omega Protein Corp.*	408	5,581
Orchids Paper Products Co.	162	5,190
Seneca Foods Corp. — Class A*	159	4,865
Limoneira Co.	212	4,658
Alliance One International, Inc.*	1,739	4,348
Roundy's, Inc.	772	4,254
National Beverage Corp.*	220	4,162
John B Sanfilippo & Son, Inc.	157	4,156
Nutraceutical International Corp.*	166	3,961
Natural Grocers by Vitamin Cottage, Inc.*	171	3,661
Nature's Sunshine Products, Inc.	211	3,581
Inventure Foods, Inc.*	298	3,358
Farmer Bros Co.*	152	3,285
Village Super Market, Inc. — Class A	130	3,072
IGI Laboratories, Inc.*	570	3,027
Oil-Dri Corporation of America	95	2,904
22nd Century Group, Inc.*	810	2,487
Fairway Group Holdings Corp.*	363	2,414
Female Health Co.	433	2,386
Craft Brew Alliance, Inc.*	213	2,356
Liberator Medical Holdings, Inc.	618	2,318
Synutra International, Inc.*	343	2,302
Alico, Inc.	55	2,062
Lifeway Foods, Inc.*	91	1,272
Total Consumer Staples		1,081,569
Telecommunication Services - 0.4%
Cogent Communications Holdings, Inc.	924	31,923
Globalstar, Inc.*	5,420	23,035
Consolidated Communications Holdings, Inc.	795	17,681
Cincinnati Bell, Inc.*	4,125	16,211
Shenandoah Telecommunications Co.	480	14,621
8x8, Inc.*	1,746	14,108
Iridium Communications, Inc.*	1,587	13,426
Vonage Holdings Corp.*	3,437	12,889
Premiere Global Services, Inc.*	950	12,683
inContact, Inc.*	1,202	11,046
Atlantic Tele-Network, Inc.	188	10,904
Intelsat S.A.*	540	10,174
Inteliquent, Inc.	641	8,891
RingCentral, Inc. — Class A*	557	8,427
General Communication, Inc. — Class A*	709	7,856
USA Mobility, Inc.	431	6,637
Hawaiian Telcom Holdco, Inc.*	210	6,008
ORBCOMM, Inc.*	883	5,819

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 47.3%
Telecommunication Services - 0.4%
IDT Corp. — Class B	331	$5,766
FairPoint Communications, Inc.*	407	5,686
Cbeyond, Inc.*	551	5,482
Lumos Networks Corp.	371	5,368
magicJack VocalTec Ltd.*	351	5,307
NTELOS Holdings Corp.	337	4,199
Enventis Corp.	265	4,198
Boingo Wireless, Inc.*	460	3,142
Total Telecommunication Services		271,487
Total Common Stocks
(Cost $26,447,591)		34,621,268
WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	39	114
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	334	–
Total Warrants
(Cost $220)		114
RIGHTS† - 0.0%
Leap Wireless International
Expires 03/17/15*,††	1,031	2,598
Cubist Pharmaceuticals, Inc.
Expires 12/31/16*	1,377	160
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,††	110	66
Total Common Stock
(Cost $3,651)		2,824

	Face Amount
CORPORATE BONDS†† - 0.0%
Financials - 0.0%
GAMCO Investors, Inc.
0.00% due 12/31/15	$200	195
Total Corporate Bonds
(Cost $–)		195
REPURCHASE AGREEMENT††,2 - 46.9%
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	34,373,621	34,373,621
Total Repurchase Agreement
(Cost $34,373,621)		34,373,621
SECURITIES LENDING COLLATERAL††,3 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	59,720	59,720
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	44,004	44,004
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	2,503	2,503
Total Securities Lending Collateral
(Cost $106,227)		106,227
Total Investments - 94.3%
(Cost $60,931,310)		$69,104,249
Other Assets & Liabilities, net - 5.7%		4,150,445
Total Net Assets - 100.0%		$73,254,694

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $32,070,600)	270	$115,727

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2014 Russell 2000 Index Swap, Terminating 07/31/14[4] (Notional Value $43,141,244)	36,163	$417,819
Goldman Sachs International July 2014 Russell 2000 Index Swap, Terminating 07/29/14[4] (Notional Value $19,042,420)	15,962	198,118
Credit Suisse Capital, LLC July 2014 Russell 2000 Index Swap, Terminating 07/29/14[4] (Notional Value $17,244,948)	14,456	173,337
(Total Notional Value $79,428,612)		$789,274

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 68.9%
Information Technology - 13.0%
Apple, Inc.	43,251	$4,019,315
Microsoft Corp.	53,913	2,248,172
International Business Machines Corp.	6,817	1,235,718
Google, Inc. — Class A*	2,026	1,184,540
Google, Inc. — Class C*	2,027	1,166,093
Intel Corp.	35,710	1,103,438
Oracle Corp.	24,627	998,132
QUALCOMM, Inc.	12,100	958,319
Cisco Systems, Inc.	36,741	913,014
Facebook, Inc. — Class A*	12,332	829,820
Visa, Inc. — Class A	3,606	759,821
MasterCard, Inc. — Class A	7,209	529,645
Hewlett-Packard Co.	13,423	452,087
eBay, Inc.*	8,183	409,641
EMC Corp.	14,696	387,093
Texas Instruments, Inc.	7,740	369,894
Accenture plc — Class A	4,532	366,367
Automatic Data Processing, Inc.	3,463	274,547
Micron Technology, Inc.*	7,668	252,661
Adobe Systems, Inc.*	3,323	240,453
Yahoo!, Inc.*	6,727	236,320
salesforce.com, Inc.*	4,056	235,572
Cognizant Technology Solutions Corp. — Class A*	4,366	213,541
Corning, Inc.	9,389	206,088
Applied Materials, Inc.	8,738	197,042
TE Connectivity Ltd.	2,926	180,943
SanDisk Corp.	1,627	169,908
Intuit, Inc.	2,033	163,717
Broadcom Corp. — Class A	3,983	147,849
Western Digital Corp.	1,498	138,265
Seagate Technology plc	2,347	133,357
Avago Technologies Ltd.	1,809	130,375
Analog Devices, Inc.	2,254	121,874
Symantec Corp.	4,953	113,424
Fidelity National Information Services, Inc.	2,059	112,710
Alliance Data Systems Corp.*	392	110,250
Amphenol Corp. — Class A	1,132	109,057
Motorola Solutions, Inc.	1,624	108,110
Fiserv, Inc.*	1,792	108,093
Xerox Corp.	7,837	97,492
Paychex, Inc.	2,320	96,419
Autodesk, Inc.*	1,642	92,576
Xilinx, Inc.	1,941	91,829
NetApp, Inc.	2,381	86,954
KLA-Tencor Corp.	1,197	86,950
Juniper Networks, Inc.*	3,403	83,510
Electronic Arts, Inc.*	2,263	81,174
Linear Technology Corp.	1,700	80,019
Lam Research Corp.	1,158	78,258
Altera Corp.	2,249	78,175
Akamai Technologies, Inc.*	1,276	77,913
Red Hat, Inc.*	1,366	75,499
NVIDIA Corp.	3,995	74,067
Citrix Systems, Inc.*	1,173	73,371
Microchip Technology, Inc.	1,438	70,189
Western Union Co.	3,871	67,123
CA, Inc.	2,288	65,757
Computer Sciences Corp.	1,038	65,602
F5 Networks, Inc.*	547	60,958
Harris Corp.	764	57,873
Teradata Corp.*	1,135	45,627
VeriSign, Inc.*	881	43,002
Total System Services, Inc.	1,188	37,315
First Solar, Inc.*	509	36,170
FLIR Systems, Inc.	1,017	35,320
Jabil Circuit, Inc.	1,324	27,672
Total Information Technology		23,502,079
Financials - 11.1%
Wells Fargo & Co.	34,370	1,806,487
Berkshire Hathaway, Inc. — Class B*	12,922	1,635,408
JPMorgan Chase & Co.	27,151	1,564,441
Bank of America Corp.	75,421	1,159,221
Citigroup, Inc.	21,785	1,026,074
American Express Co.	6,533	619,785
American International Group, Inc.	10,365	565,722
U.S. Bancorp	13,011	563,637
Goldman Sachs Group, Inc.	2,983	499,473
MetLife, Inc.	8,069	448,313
Simon Property Group, Inc.	2,226	370,139
PNC Financial Services Group, Inc.	3,825	340,615
Capital One Financial Corp.	4,101	338,743
Morgan Stanley	10,050	324,917
Bank of New York Mellon Corp.	8,182	306,661
Prudential Financial, Inc.	3,308	293,651
BlackRock, Inc. — Class A	899	287,320
American Tower Corp. — Class A	2,839	255,453
ACE Ltd.	2,428	251,783
Travelers Companies, Inc.	2,494	234,611
Charles Schwab Corp.	8,403	226,293
State Street Corp.	3,097	208,304
Discover Financial Services	3,340	207,013
Marsh & McLennan Companies, Inc.	3,936	203,964
BB&T Corp.	5,161	203,498
Aflac, Inc.	3,255	202,624
Aon plc	2,124	191,351
Allstate Corp.	3,125	183,500
Public Storage	1,039	178,033
Crown Castle International Corp.	2,395	177,853
Franklin Resources, Inc.	2,881	166,637
Ameriprise Financial, Inc.	1,369	164,280
McGraw Hill Financial, Inc.	1,950	161,909
Chubb Corp.	1,755	161,758
CME Group, Inc. — Class A	2,275	161,411
T. Rowe Price Group, Inc.	1,887	159,282
Intercontinental Exchange, Inc.	827	156,220
SunTrust Banks, Inc.	3,825	153,230
Equity Residential	2,412	151,956
Prologis, Inc.	3,589	147,472
Weyerhaeuser Co.	4,188	138,581
Health Care REIT, Inc.	2,188	137,121

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 68.9% (continued)
Financials - 11.1% (continued)
HCP, Inc.	3,286	$135,975
Ventas, Inc.	2,116	135,636
Vornado Realty Trust	1,253	133,733
Fifth Third Bancorp	6,102	130,278
Boston Properties, Inc.	1,098	129,762
AvalonBay Communities, Inc.	870	123,705
Host Hotels & Resorts, Inc.	5,425	119,404
Moody's Corp.	1,350	118,341
M&T Bank Corp.	950	117,848
Invesco Ltd.	3,109	117,365
Hartford Financial Services Group, Inc.	3,221	115,344
Regions Financial Corp.	9,890	105,032
Northern Trust Corp.	1,593	102,287
Progressive Corp.	3,910	99,158
Principal Financial Group, Inc.	1,957	98,789
Lincoln National Corp.	1,890	97,222
Loews Corp.	2,189	96,338
KeyCorp	6,339	90,838
General Growth Properties, Inc.	3,750	88,350
Affiliated Managers Group, Inc.*	405	83,187
Essex Property Trust, Inc.	449	83,025
Kimco Realty Corp.	2,941	67,584
Macerich Co.	1,008	67,284
Comerica, Inc.	1,307	65,559
Unum Group	1,854	64,445
CBRE Group, Inc. — Class A*	1,999	64,048
XL Group plc — Class A	1,946	63,693
Genworth Financial, Inc. — Class A*	3,558	61,909
Leucadia National Corp.	2,285	59,913
Plum Creek Timber Company, Inc.	1,274	57,457
Huntington Bancshares, Inc.	5,926	56,534
Navient Corp.	3,038	53,803
Torchmark Corp.	628	51,446
Cincinnati Financial Corp.	1,051	50,490
E*TRADE Financial Corp.*	2,078	44,178
Zions Bancorporation	1,326	39,077
Legg Mason, Inc.	735	37,713
Assurant, Inc.	516	33,824
People's United Financial, Inc.	2,229	33,814
Apartment Investment & Management Co. — Class A	1,046	33,754
Hudson City Bancorp, Inc.	3,414	33,560
NASDAQ OMX Group, Inc.	841	32,479
Total Financials		20,128,925
Health Care - 9.1%
Johnson & Johnson	20,300	2,123,786
Pfizer, Inc.	45,748	1,357,801
Merck & Company, Inc.	20,958	1,212,420
Gilead Sciences, Inc.*	11,006	912,508
AbbVie, Inc.	11,412	644,093
Amgen, Inc.	5,428	642,513
Bristol-Myers Squibb Co.	11,884	576,493
UnitedHealth Group, Inc.	7,032	574,867
Biogen Idec, Inc.*	1,700	536,027
Celgene Corp.*	5,738	492,779
Medtronic, Inc.	7,161	456,586
Abbott Laboratories	10,777	440,780
Eli Lilly & Co.	7,061	438,982
Actavis plc*	1,896	422,903
Express Scripts Holding Co.*	5,544	384,365
Allergan, Inc.	2,133	360,946
Thermo Fisher Scientific, Inc.	2,863	337,835
McKesson Corp.	1,664	309,854
Covidien plc	3,234	291,642
Baxter International, Inc.	3,901	282,042
Alexion Pharmaceuticals, Inc.*	1,413	220,781
WellPoint, Inc.	2,008	216,081
Aetna, Inc.	2,564	207,889
Stryker Corp.	2,117	178,505
Cigna Corp.	1,921	176,674
Cardinal Health, Inc.	2,437	167,081
Becton Dickinson and Co.	1,388	164,200
Vertex Pharmaceuticals, Inc.*	1,694	160,388
Regeneron Pharmaceuticals, Inc.*	567	160,160
Humana, Inc.	1,109	141,641
St. Jude Medical, Inc.	2,036	140,993
Perrigo Company plc	962	140,221
Mylan, Inc.*	2,678	138,078
Agilent Technologies, Inc.	2,392	137,396
Zimmer Holdings, Inc.	1,207	125,359
Boston Scientific Corp.*	9,489	121,175
AmerisourceBergen Corp. — Class A	1,623	117,927
Zoetis, Inc.	3,591	115,882
Intuitive Surgical, Inc.*	276	113,657
Cerner Corp.*	2,130	109,865
DaVita HealthCare Partners, Inc.*	1,274	92,136
CR Bard, Inc.	549	78,512
CareFusion Corp.*	1,487	65,948
Edwards Lifesciences Corp.*	759	65,153
Waters Corp.*	603	62,977
Laboratory Corporation of America Holdings*	603	61,747
Varian Medical Systems, Inc.*	742	61,690
Hospira, Inc.*	1,193	61,284
Quest Diagnostics, Inc.	1,032	60,568
DENTSPLY International, Inc.	1,013	47,966
PerkinElmer, Inc.	816	38,221
Tenet Healthcare Corp.*	699	32,811
Patterson Companies, Inc.	593	23,429
Total Health Care		16,605,617
Consumer Discretionary - 8.2%
Comcast Corp. — Class A	18,645	1,000,864
Walt Disney Co.	11,552	990,469
Amazon.com, Inc.*	2,666	865,864
Home Depot, Inc.	9,814	794,542
McDonald's Corp.	7,077	712,937
Ford Motor Co.	28,356	488,857
Twenty-First Century Fox, Inc. — Class A	13,724	482,399
Priceline Group, Inc.*	382	459,546
Time Warner, Inc.	6,323	444,191
Starbucks Corp.	5,403	418,084
NIKE, Inc. — Class B	5,296	410,705
Lowe's Companies, Inc.	7,151	343,176
General Motors Co.	9,425	342,128

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 68.9% (continued)
Consumer Discretionary - 8.2% (continued)
Time Warner Cable, Inc.	1,998	$294,305
DIRECTV*	3,362	285,804
TJX Companies, Inc.	5,025	267,079
Target Corp.	4,542	263,209
Yum! Brands, Inc.	3,169	257,323
Viacom, Inc. — Class B	2,807	243,451
Johnson Controls, Inc.	4,764	237,866
CBS Corp. — Class B	3,788	235,386
Netflix, Inc.*	426	187,696
VF Corp.	2,477	156,052
Macy's, Inc.	2,580	149,692
Chipotle Mexican Grill, Inc. — Class A*	235	139,240
Delphi Automotive plc	1,981	136,174
Omnicom Group, Inc.	1,857	132,256
AutoZone, Inc.*	240	128,697
Dollar General Corp.*	2,176	124,815
Wynn Resorts Ltd.	582	120,800
Carnival Corp.	3,140	118,221
Discovery Communications, Inc. — Class A*	1,563	116,100
Michael Kors Holdings Ltd.*	1,293	114,624
O'Reilly Automotive, Inc.*	761	114,607
Starwood Hotels & Resorts Worldwide, Inc.	1,385	111,936
Harley-Davidson, Inc.	1,565	109,315
BorgWarner, Inc.	1,640	106,912
L Brands, Inc.	1,767	103,652
Marriott International, Inc. — Class A	1,581	101,342
Ross Stores, Inc.	1,524	100,782
Genuine Parts Co.	1,103	96,843
Mattel, Inc.	2,436	94,930
TripAdvisor, Inc.*	796	86,493
Bed Bath & Beyond, Inc.*	1,461	83,832
CarMax, Inc.*	1,575	81,916
Dollar Tree, Inc.*	1,485	80,873
Tiffany & Co.	792	79,398
Whirlpool Corp.	564	78,520
The Gap, Inc.	1,877	78,027
Kohl's Corp.	1,395	73,489
PVH Corp.	598	69,727
Wyndham Worldwide Corp.	920	69,662
Under Armour, Inc. — Class A*	1,163	69,187
Ralph Lauren Corp. — Class A	429	68,936
Nordstrom, Inc.	1,008	68,473
Coach, Inc.	1,970	67,354
H&R Block, Inc.	1,960	65,699
News Corp. — Class A*	3,572	64,082
Scripps Networks Interactive, Inc. — Class A	767	62,234
Newell Rubbermaid, Inc.	1,983	61,453
Best Buy Company, Inc.	1,970	61,089
Mohawk Industries, Inc.*	436	60,316
Tractor Supply Co.	997	60,219
Interpublic Group of Companies, Inc.	3,044	59,388
Expedia, Inc.	736	57,967
Goodyear Tire & Rubber Co.	1,980	55,004
Garmin Ltd.	883	53,774
Lennar Corp. — Class A	1,266	53,147
Harman International Industries, Inc.	492	52,856
Gannett Company, Inc.	1,626	50,910
DR Horton, Inc.	2,048	50,340
Staples, Inc.	4,631	50,200
PulteGroup, Inc.	2,440	49,190
Family Dollar Stores, Inc.	686	45,372
Hasbro, Inc.	830	44,032
Darden Restaurants, Inc.	949	43,910
PetSmart, Inc.	716	42,817
Fossil Group, Inc.*	343	35,850
Leggett & Platt, Inc.	995	34,109
GameStop Corp. — Class A	825	33,388
Cablevision Systems Corp. — Class A	1,554	27,428
AutoNation, Inc.*	453	27,035
Urban Outfitters, Inc.*	730	24,718
Graham Holdings Co. — Class B	29	20,825
Total Consumer Discretionary		14,806,110
Energy - 7.5%
Exxon Mobil Corp.	30,812	3,102,152
Chevron Corp.	13,641	1,780,833
Schlumberger Ltd.	9,333	1,100,826
ConocoPhillips	8,806	754,938
Occidental Petroleum Corp.	5,630	577,807
EOG Resources, Inc.	3,926	458,792
Halliburton Co.	6,051	429,682
Anadarko Petroleum Corp.	3,628	397,157
Phillips 66	4,059	326,465
Williams Companies, Inc.	5,146	299,548
Apache Corp.	2,769	278,617
National Oilwell Varco, Inc.	3,080	253,638
Pioneer Natural Resources Co.	1,030	236,704
Baker Hughes, Inc.	3,129	232,954
Devon Energy Corp.	2,762	219,303
Spectra Energy Corp.	4,814	204,499
Noble Energy, Inc.	2,580	199,847
Marathon Oil Corp.	4,851	193,652
Valero Energy Corp.	3,825	191,633
Hess Corp.	1,887	186,605
Kinder Morgan, Inc.	4,790	173,685
Marathon Petroleum Corp.	2,073	161,839
Equities Corp.	1,085	115,987
Southwestern Energy Co.*	2,533	115,226
Chesapeake Energy Corp.	3,633	112,914
Transocean Ltd.	2,435	109,648
Range Resources Corp.	1,216	105,731
FMC Technologies, Inc.*	1,681	102,659
Cabot Oil & Gas Corp.	3,000	102,420
ONEOK, Inc.	1,494	101,712
Cameron International Corp.*	1,459	98,789
Ensco plc — Class A	1,689	93,858
Helmerich & Payne, Inc.	772	89,637
Cimarex Energy Co.	620	88,945
Murphy Oil Corp.	1,211	80,507

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 68.9% (continued)
Energy - 7.5% (continued)
CONSOL Energy, Inc.	1,657	$76,338
Noble Corporation plc	1,821	61,113
Nabors Industries Ltd.	1,882	55,274
Tesoro Corp.	930	54,563
Denbury Resources, Inc.	2,525	46,612
QEP Resources, Inc.	1,288	44,436
Newfield Exploration Co.*	979	43,272
Peabody Energy Corp.	1,946	31,817
Rowan Companies plc — Class A	889	28,386
Diamond Offshore Drilling, Inc.	489	24,269
Total Energy		13,545,289
Industrials - 7.2%
General Electric Co.	71,925	1,890,189
United Technologies Corp.	6,048	698,243
Union Pacific Corp.	6,494	647,777
3M Co.	4,463	639,280
Boeing Co.	4,815	612,612
Honeywell International, Inc.	5,614	521,821
United Parcel Service, Inc. — Class B	5,058	519,254
Caterpillar, Inc.	4,477	486,515
Danaher Corp.	4,323	340,350
Emerson Electric Co.	5,031	333,857
Lockheed Martin Corp.	1,911	307,155
FedEx Corp.	1,990	301,246
General Dynamics Corp.	2,348	273,659
Eaton Corporation plc	3,413	263,415
Precision Castparts Corp.	1,036	261,486
Illinois Tool Works, Inc.	2,728	238,863
Deere & Co.	2,617	236,969
Delta Air Lines, Inc.	6,070	235,030
Norfolk Southern Corp.	2,220	228,727
CSX Corp.	7,204	221,955
Raytheon Co.	2,237	206,363
Cummins, Inc.	1,223	188,697
Northrop Grumman Corp.	1,543	184,589
PACCAR, Inc.	2,546	159,965
Tyco International Ltd.	3,304	150,662
Waste Management, Inc.	3,103	138,798
Parker Hannifin Corp.	1,065	133,902
Southwest Airlines Co.	4,972	133,548
Rockwell Automation, Inc.	997	124,785
Ingersoll-Rand plc	1,801	112,581
WW Grainger, Inc.	441	112,133
Dover Corp.	1,190	108,231
Nielsen N.V.	2,179	105,486
Roper Industries, Inc.	718	104,835
Pentair plc	1,394	100,535
Stanley Black & Decker, Inc.	1,119	98,271
Fastenal Co.	1,960	97,000
AMETEK, Inc.	1,763	92,170
Fluor Corp.	1,142	87,820
Kansas City Southern	791	85,040
Textron, Inc.	2,005	76,771
Rockwell Collins, Inc.	973	76,030
L-3 Communications Holdings, Inc.	618	74,624
Republic Services, Inc. — Class A	1,924	73,054
Flowserve Corp.	980	72,863
Stericycle, Inc.*	612	72,473
CH Robinson Worldwide, Inc.	1,063	67,809
Pall Corp.	789	67,373
Equifax, Inc.	881	63,908
Expeditors International of Washington, Inc.	1,418	62,619
Masco Corp.	2,560	56,832
Quanta Services, Inc.*	1,561	53,979
Xylem, Inc.	1,318	51,507
Jacobs Engineering Group, Inc.*	952	50,723
Snap-on, Inc.	421	49,897
Robert Half International, Inc.	986	47,072
Cintas Corp.	722	45,876
Joy Global, Inc.	717	44,153
ADT Corp.	1,250	43,675
Iron Mountain, Inc.	1,224	43,391
Pitney Bowes, Inc.	1,450	40,049
Allegion plc	647	36,672
Ryder System, Inc.	391	34,443
Dun & Bradstreet Corp.	267	29,423
Total Industrials		13,119,030
Consumer Staples - 6.5%
Procter & Gamble Co.	19,415	1,525,825
Coca-Cola Co.	27,099	1,147,914
PepsiCo, Inc.	10,869	971,036
Philip Morris International, Inc.	11,279	950,932
Wal-Mart Stores, Inc.	11,563	868,034
CVS Caremark Corp.	8,379	631,525
Altria Group, Inc.	14,248	597,561
Walgreen Co.	6,297	466,797
Mondelez International, Inc. — Class A	12,135	456,397
Colgate-Palmolive Co.	6,229	424,693
Costco Wholesale Corp.	3,141	361,718
Kimberly-Clark Corp.	2,703	300,628
Kraft Foods Group, Inc.	4,267	255,807
General Mills, Inc.	4,417	232,069
Archer-Daniels-Midland Co.	4,701	207,361
Kroger Co.	3,661	180,963
Lorillard, Inc.	2,604	158,766
Sysco Corp.	4,191	156,953
Estee Lauder Companies, Inc. — Class A	1,820	135,153
Mead Johnson Nutrition Co. — Class A	1,446	134,724
Reynolds American, Inc.	2,228	134,460
Kellogg Co.	1,831	120,297
Keurig Green Mountain, Inc.	918	114,392
Brown-Forman Corp. — Class B	1,172	110,367
Constellation Brands, Inc. — Class A*	1,206	106,285
Hershey Co.	1,072	104,381
Whole Foods Market, Inc.	2,636	101,829
ConAgra Foods, Inc.	3,037	90,138
Clorox Co.	926	84,636
Molson Coors Brewing Co. — Class B	1,140	84,542
Dr Pepper Snapple Group, Inc.	1,412	82,715
Coca-Cola Enterprises, Inc.	1,674	79,984

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 68.9% (continued)
Consumer Staples - 6.5% (continued)
JM Smucker Co.	746	$79,501
Tyson Foods, Inc. — Class A	1,976	74,179
Monster Beverage Corp.*	965	68,544
McCormick & Company, Inc.	936	67,008
Campbell Soup Co.	1,280	58,637
Safeway, Inc.	1,653	56,764
Hormel Foods Corp.	960	47,376
Avon Products, Inc.	3,128	45,700
Total Consumer Staples		11,876,591
Materials - 2.4%
Monsanto Co.	3,756	468,524
Dow Chemical Co.	8,637	444,459
EI du Pont de Nemours & Co.	6,588	431,119
LyondellBasell Industries N.V. — Class A	2,987	291,681
Praxair, Inc.	2,101	279,098
Freeport-McMoRan Copper & Gold, Inc.	7,449	271,889
Ecolab, Inc.	1,937	215,665
PPG Industries, Inc.	986	207,208
Air Products & Chemicals, Inc.	1,523	195,888
International Paper Co.	3,111	157,012
Sherwin-Williams Co.	612	126,629
Alcoa, Inc.	8,405	125,150
Mosaic Co.	2,321	114,773
Nucor Corp.	2,286	112,585
Eastman Chemical Co.	1,077	94,076
Newmont Mining Corp.	3,577	90,999
CF Industries Holdings, Inc.	376	90,439
Sigma-Aldrich Corp.	854	86,664
FMC Corp.	964	68,627
Ball Corp.	1,001	62,743
International Flavors & Fragrances, Inc.	584	60,900
Vulcan Materials Co.	946	60,308
Airgas, Inc.	495	53,910
MeadWestvaco Corp.	1,207	53,421
Sealed Air Corp.	1,389	47,462
Owens-Illinois, Inc.*	1,182	40,944
Avery Dennison Corp.	686	35,158
Allegheny Technologies, Inc.	776	34,998
Bemis Company, Inc.	724	29,438
United States Steel Corp.	1,039	27,056
Total Materials		4,378,823
Utilities - 2.2%
Duke Energy Corp.	5,076	376,589
NextEra Energy, Inc.	3,136	321,377
Dominion Resources, Inc.	4,172	298,381
Southern Co.	6,389	289,933
Exelon Corp.	6,165	224,899
American Electric Power Company, Inc.	3,496	194,972
Sempra Energy	1,646	172,353
PPL Corp.	4,525	160,773
PG&E Corp.	3,342	160,483
Public Service Enterprise Group, Inc.	3,628	147,986
Edison International	2,337	135,803
Consolidated Edison, Inc.	2,105	121,543
Xcel Energy, Inc.	3,601	116,060
Northeast Utilities	2,267	107,161
Entergy Corp.	1,290	105,896
FirstEnergy Corp.	3,007	104,403
DTE Energy Co.	1,268	98,739
NRG Energy, Inc.	2,421	90,061
NiSource, Inc.	2,261	88,948
CenterPoint Energy, Inc.	3,091	78,944
Wisconsin Energy Corp.	1,621	76,057
AES Corp.	4,725	73,474
Ameren Corp.	1,741	71,172
CMS Energy Corp.	1,934	60,244
SCANA Corp.	1,018	54,779
Pepco Holdings, Inc.	1,808	49,684
AGL Resources, Inc.	859	47,271
Pinnacle West Capital Corp.	790	45,694
Integrys Energy Group, Inc.	578	41,113
TECO Energy, Inc.	1,465	27,073
Total Utilities		3,941,865
Telecommunication Services - 1.7%
Verizon Communications, Inc.	29,708	1,453,612
AT&T, Inc.	37,221	1,316,135
CenturyLink, Inc.	4,114	148,927
Windstream Holdings, Inc.	4,318	43,007
Frontier Communications Corp.	7,194	42,013
Total Telecommunication Services		3,003,694
Total Common Stocks
(Cost $95,353,230)		124,908,023
Total Investments - 68.9%
(Cost $95,353,230)		$124,908,023
Other Assets & Liabilities, net - 31.1%		56,512,367
Total Net Assets - 100.0%		$181,420,390

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $124,342,400)	1,274	$859,625

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2014 S&P 500 Index Swap, Terminating 07/31/14[1] (Notional Value $109,452,340)	55,836	$167,884
Goldman Sachs International July 2014 S&P 500 Index Swap, Terminating 07/29/14[1] (Notional Value $1,379,525)	704	2,238
Credit Suisse Capital, LLC July 2014 S&P 500 Index Swap, Terminating 07/29/14[1] (Notional Value $2,394,851)	1,222	1,842
(Total Notional Value $113,226,716)		$171,964

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a net asset value per share (“NAV”) twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund. These schedules of investments are based on the June 30, 2014, afternoon NAV.

Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the morning pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments ("GI") under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

The Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Dow 2x Strategy Fund	$23,987,459	$4,215	$–	$–	$–	$23,991,674
Inverse Dow 2x Strategy Fund	–	7,676	920,435	37,469	–	965,580
Inverse NASDAQ-100® 2x Strategy Fund	–	–	9,999,411	–	–	9,999,411
Inverse Russell 2000® 2x Strategy Fund	–	–	13,826,381	–	–	13,826,381
Inverse S&P 500® 2x Strategy Fund	–	–	9,999,426	–	–	9,999,426
NASDAQ-100® 2x Strategy Fund	336,335,166	1,611,059	36,214,714	2,444,869	–	376,605,808
Russell 2000® 2x Strategy Fund	34,621,542	115,727	34,482,707	789,274	–	70,009,250
S&P 500® 2x Strategy Fund	124,908,023	859,625	–	171,964	–	125,939,612
Liabilities
Dow 2x Strategy Fund	$–	$–	$–	$51,637	$–	$51,637
Inverse NASDAQ-100® 2x Strategy Fund	–	99,671	–	241,005	–	340,676
Inverse Russell 2000® 2x Strategy Fund	–	14,547	–	371,716	–	386,263
Inverse S&P 500® 2x Strategy Fund	–	8,948	–	109,214	–	118,162

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of June 30, 2014, Russell 2000® 2x Strategy Fund had securities with a total value of $5,160, transfer from Level 2 to Level 1 as a result of a change in valuation methodology.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBC Capital Markets			U.S. Treasury Strips
0.03%			0.00%
Due 07/01/14	$84,203,916	$84,203,974	11/15/22 - 02/15/26	$59,327,100	$43,565,769
			U.S. Treasury Note
			1.75%
			05/15/22	43,755,900	42,322,240
Credit Suisse Group			U.S. Treasury Note
0.01%			1.75%
Due 07/01/14	920,435	920,435	05/15/23	987,800	938,896

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
NASDAQ-100® 2x Strategy Fund	$207,060	$210,800
Russell 2000® 2x Strategy Fund	102,470	106,227

Cash collateral received was invested in the following joint repurchase agreements at June 30, 2014:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Note
0.07%			1.50%
Due 07/01/14	$178,229	$178,229	08/31/18	$182,343	$184,120
BNP Paribas Securities Corp.			U.S. Treasury Note/Bond
0.09%			1.75% - 3.75%
Due 07/01/14	131,327	131,327	10/31/20 - 11/15/43	109,398	112,348
			U.S. TIP Bond
			2.50%
			07/15/16	18,114	23,312
Deutsche Bank Securities, Inc.			Fannie Mae Strips
0.05%			0.00%
Due 07/01/14	7,470	7,470	01/15/30	6,842	3,803
			Freddie Mac
			2.08% - 4.125%
			05/22/23 - 10/11/33	1,970	2,011
			U.S. Treasury Bond
			6.25%
			05/15/30	1,334	1,903

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

During the period ended June 30, 2014, the Funds sought to gain leverage and exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rydex Dynamic Funds

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date  August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date  August 25, 2014

By (Signature and Title)* /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President & Treasurer

Date  August 25, 2014

* Print the name and title of each signing officer under his or her signature.